AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 20, 2000

                                                              FILE NO. 333-78761
                                                                        811-8914
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ----------------------
                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER

                           THE SECURITIES ACT OF 1933                        |X|
                        PRE-EFFECTIVE AMENDMENT NO.                          [ ]
                       POST-EFFECTIVE AMENDMENT NO. 2                        |X|

                                     AND/OR
                             REGISTRATION STATEMENT
                                     UNDER

                     THE INVESTMENT COMPANY ACT OF 1940                      |X|
                              AMENDMENT NO. 2                                |X|

                       (CHECK APPROPRIATE BOX OR BOXES.)
                             ----------------------

                       PHL VARIABLE ACCUMULATION ACCOUNT
                           (EXACT NAME OF REGISTRANT)
                         PHL VARIABLE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                             ----------------------
               One American Row, Hartford, Connecticut 06102-5056
        (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
              (Depositor's Telephone Number, Including Area Code)
                             ----------------------


                                 Dona D. Young

                         PHL Variable Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                    (Name and Address of Agent for Service)

                             ----------------------
                                    Copy to:

                              Edwin L. Kerr, Esq.
                         PHL Variable Insurance Company
                                One American Row
                            Hartford, CT 06102-5056
                             ----------------------


               It is proposed that this filing will become effective
               (check appropriate space):
                     [X] Immediately upon filing pursuant to paragraph (b) of
                         Rule 485
                     [ ] On November 20, 2000 pursuant to paragraph (b) of Rule
                         485
                     [ ] 60 days after filing pursuant to paragraph (a)(1) of
                         Rule 485
                     [ ] On ________ pursuant to paragraph (a)(1) of Rule 485

               If appropriate, check the following box:
                     [ ] This post-effective amendment designates a new
                         effective date for a previously filed post-effective amendment.

                             ----------------------

================================================================================

                       PHL VARIABLE ACCUMULATION ACCOUNT
                                  REGISTRATION
                             STATEMENT ON FORM N-4

                             Cross Reference Sheet
                         Showing Location in Prospectus
                    and Statement of Additional Information




                          Form N-4 Item                                              Prospectus/SAI Caption
                          -------------                                              ----------------------

                                                  PART A - INFORMATION REQUIRED IN A PROSPECTUS

 1.   Cover Page ..................................................        Cover Page

 2.   Definitions .................................................        Special Terms

 3.   Synopsis.....................................................        Summary of Expenses; Summary

 4.   Condensed Financial Information .............................        Financial Highlights

 5.   General Description of Registrant, Depositor and                     PHL Variable Insurance Company and the PHL Variable
         Portfolio Companies.......................................        Accumulation Account; The Fund; Voting Rights

 6.   Deductions and Expenses .....................................        Deductions and Charges; Sales of Variable Accumulation
                                                                           Contracts

 7.   General Description of Variable Annuity Contracts............        The Variable Accumulation Annuity; Purchase of
                                                                           Contracts; The Accumulation Period; Miscellaneous
                                                                           Provisions

 8.   Annuity Period ..............................................        The Annuity Period

 9.   Death Benefits...............................................        Payment Upon Death Before Maturity Date; Payment Upon
                                                                           Death After Maturity Date

10.   Purchases and Contract Value ................................        Purchase of Contracts; The Accumulation Period; Variable
                                                                           Account Valuation Procedures; Sales of Variable
                                                                           Accumulation Contracts

11.   Redemptions..................................................        Surrender of Contracts; Partial Withdrawals; Free Look
                                                                           Period

12.   Taxes .......................................................        Federal Income Taxes

13.   Legal Proceedings............................................        Legal Matters

14.   Table of Contents of the Statement of Additional Information         SAI



                                       PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


15.   Cover Page ..................................................        Cover Page

16.   Table of Contents ...........................................        Table of Contents

17.   General Information and History .............................        Not Applicable

18.   Services.....................................................        Not Applicable

19.   Purchase of Securities Being Offered.........................        Appendix

20.   Underwriters ................................................        Underwriter


21.   Calculation of Performance Data..............................        Calculation of Yield and Return

22.   Annuity Payments.............................................        Calculation of Annuity Payments

23.   Financial Statements ........................................        Financial Statements


















                                     PART A

                                                              PHOENIX RETIREMENT
                                                                  PLANNER'S EDGE
                                                                VARIABLE ANNUITY


                                                                       Issued by


                                                  PHL VARIABLE INSURANCE COMPANY








IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:


[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171







PROSPECTUS                         NOVEMBER 20, 2000








    This prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options.

    You may allocate payments and contract value to one or more of the subaccounts of the Account, the Guaranteed Interest Account ("GIA") and the MVA Account ("MVA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds:


THE PHOENIX EDGE SERIES FUND
----------------------------

   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Aberdeen New Asia Series
   [diamond] Phoenix-Bankers Trust Dow 30 Series
   [diamond] Phoenix-Bankers Trust Nasdaq 100-Index(R) Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
   [diamond] Phoenix-Engemann Nifty Fifty Series
   [diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Federated U.S. Government Bond Series [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-J.P. Morgan Research Enhanced Index Series [diamond] Phoenix-Janus Equity Income Series
   [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series
   [diamond] Phoenix-Morgan Stanley Focus Equity Series [diamond] Phoenix-Oakhurst Balanced Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Oakhurst Strategic Allocation Series [diamond] Phoenix-Sanford Bernstein Global Value Series [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series [diamond] Phoenix-Sanford Bernstein Small-Cap Value Series [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Seneca Strategic Theme Series

 THE ALGER AMERICAN FUND
 -----------------------
   [diamond] Alger American Leveraged AllCap Portfolio


DEUTSCHE ASSET MANAGEMENT VIT FUNDS
-----------------------------------
   [diamond] EAFE(R) Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
---------------------------------------
   [diamond] VIP Contrafund(R) Portfolio
   [diamond] VIP Growth Opportunities Portfolio
   [diamond] VIP Growth Portfolio


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------
   [diamond] Mutual Shares Securities Fund -- Class 2
   [diamond] Templeton Asset Strategy Fund -- Class 2
   [diamond] Templeton Developing Markets Securities Fund -- Class 2 [diamond] Templeton Growth Securities Fund -- Class 2
   [diamond] Templeton International Securities Fund -- Class 2

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------
   [diamond] Technology Portfolio

WANGER ADVISORS TRUST
---------------------
   [diamond] Wanger Foreign Forty
   [diamond] Wanger International Small Cap
   [diamond] Wanger Twenty
   [diamond] Wanger U.S. Small Cap

It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only if accompanied or preceded by current prospectuses for the funds and MVA. You should read and keep these prospectuses for future reference


This prospectus provides important information that a prospective investor ought to know before investing. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Annuity Operations at 800/541-0171.

                          TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------
SPECIAL TERMS.............................................    4
SUMMARY OF EXPENSES.......................................    6
CONTRACT SUMMARY..........................................   11
FINANCIAL HIGHLIGHTS......................................   12
PERFORMANCE HISTORY.......................................   17
THE VARIABLE ACCUMULATION ANNUITY.........................   17
PHL VARIABLE AND THE ACCOUNT .............................   17
INVESTMENTS OF THE ACCOUNT................................   17

   The Phoenix Edge Series Fund...........................   17
   The Alger American Fund................................   19
   Deutsche Asset Management VIT Funds....................   19
   Federated Insurance Series ............................   19
   Fidelity(R) Variable Insurance Products................   19
   Franklin Templeton Variable Insurance Products Trust...   19
   The Universal Institutional Funds, Inc.................   20
   Wanger Advisors Trust..................................   20
   Investment Advisors....................................   20
   Services of the Advisors...............................   21
MVA.......................................................   21
PURCHASE OF CONTRACTS.....................................   22
DEDUCTIONS AND CHARGES....................................   22
   Daily Deductions from the Separate Account.............   22
     Premium Tax..........................................   22
     Mortality and Expense Risk Fee.......................   22
     Administrative Fee...................................   22
     Administrative Charge................................   23
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   23
   Market Value Adjustment................................   23
   Other Charges..........................................   23
THE ACCUMULATION PERIOD...................................   23
   Accumulation Units.....................................   23
   Accumulation Unit Values...............................   23
   Transfers .............................................   23
   Optional Programs & Benefits...........................   24
     Dollar Cost Averaging Program........................   24
     Asset Rebalancing Program............................   25
   Surrender of Contract; Partial Withdrawals.............   25
   Lapse of Contract......................................   25
   Payment Upon Death Before Maturity Date ...............   25
THE ANNUITY PERIOD........................................   26
   Variable Accumulation Annuity Contracts................   26
   Annuity Payment Options ...............................   26
     Other Options and Rates..............................   28
     Other Conditions.....................................   28
   Payment Upon Death After Maturity Date.................   28
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   28
   Valuation Date.........................................   28
   Valuation Period.......................................   28
   Accumulation Unit Value................................   28
   Net Investment Factor..................................   29
MISCELLANEOUS PROVISIONS..................................   29
   Assignment.............................................   29
   Deferment of Payment ..................................   29
   Free Look Period.......................................   29
   Amendments to Contracts................................   29
   Substitution of Fund Shares............................   29
   Ownership of the Contract..............................   29
FEDERAL INCOME TAXES......................................   30
   Introduction...........................................   30
   Income Tax Status......................................   30
   Taxation of Annuities in General--Non-Qualified Plans...  30
     Surrenders or Withdrawals Prior to the Contract
        Maturity Date.....................................   30
     Surrenders or Withdrawals On or After the Contract
        Maturity Date.....................................   30
     Penalty Tax on Certain Surrenders and Withdrawals....   31
   Additional Considerations..............................   31
   Diversification Standards .............................   32
   Qualified Plans........................................   32
     Tax Sheltered Annuities ("TSAs") ....................   33
     Keogh Plans..........................................   34
     Individual Retirement Accounts.......................   34
     Corporate Pension and Profit-Sharing Plans...........   34
     Deferred Compensation Plans with Respect to
        Service for State and Local Governments and
        Tax Exempt Organizations..........................   34
     Penalty Tax on Certain Surrenders and Withdrawals
        from Qualified Contracts..........................   34
     Seek Tax Advice......................................   35
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   35
STATE REGULATION..........................................   35
REPORTS...................................................   35
VOTING RIGHTS.............................................   35
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   36
LEGAL MATTERS.............................................   36
SAI.......................................................   36
APPENDIX A--PERFORMANCE HISTORY...........................   37
APPENDIX B--THE GUARANTEED INTEREST ACCOUNT...............   41
APPENDIX C--DEDUCTIONS FOR STATE PREMIUM TAXES............   42

SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.

ACCOUNT: PHL Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax-qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named in the application, the annuitant will be the owner.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA. For tax-sheltered annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA and/or MVA plus the value held in the Loan Security Account, and less any Loan Debt.


FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the annuity period. This benefit does not vary with or reflect the investment performance of any subaccount.


FUNDS: The Phoenix Edge Series Fund, The Alger American Fund, Deutsche Asset Management VIT Funds, Federated Insurance Series, Franklin Templeton Variable Insurance Products Trust, Fidelity(R) Variable Insurance Products, The Universal Institutional Funds, Inc. and Wanger Advisors Trust.


GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.


LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for tax-sheltered annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MVA: An account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period we will make a market adjustment to the value of that account. Assets allocated to the MVA are not part of the assets allocated to the Account or the general account of PHL Variable. The MVA is described in a separate prospectus.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 95th birthday unless you and we agree otherwise. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$20,000

[diamond]   Individual Retirement Annuity (Rollover IRA only)--$20,000

[diamond]   Bank draft program--$500

[diamond]   Qualified plans--$20,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $500.

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PAYMENT UPON DEATH: The obligation of PHL Variable under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before Maturity Date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHL VARIABLE (OUR, US, WE, COMPANY): PHL Variable Insurance Company.

SERIES: A separate investment portfolio of a fund.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading.

VAO: Variable Annuity Operations.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operation division of PHL Variable that receives and processes incoming mail for Variable Annuity Operations.

                               SUMMARY OF EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES                             ALL SUBACCOUNTS
                                                                ---------------

Sales Charges Imposed on Purchases..............................       None

Deferred Surrender Charges......................................       None

Subaccount Transfer Charge......................................       None






ANNUAL ADMINISTRATIVE CHARGE

    Maximum.....................................................       $35






SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

    Mortality and Expense Risk Fee..............................       1.275%
    Daily Administrative Fee....................................        .125%
                                                                       ------

    Total Separate Account Annual Expenses......................       1.40%

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Other Expenses     Total Expenses   Total Expenses
                                                     Management     Rule 12b-1      Before              Before            After
                      Series                            Fees           Fees     Reimbursement(1)    Reimbursement   Reimbursement(2)
------------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                          .75%            N/A           .26%              1.01%           1.01%
Phoenix-Aberdeen New Asia                              1.00%            N/A          1.39%              2.39%           1.25%
Phoenix-Bankers Trust Dow 30                            .35%            N/A          1.61%(3)           1.96%(3)         .50%
Phoenix-Bankers Trust Nasdaq-100 Index(R)               .35%            N/A           .45%               .80%            .50%
Phoenix-Duff & Phelps Real Estate Securities            .75%            N/A           .56%              1.31%           1.00%
Phoenix-Engemann Capital Growth                         .62%            N/A           .06%               .68%            .68%
Phoenix-Engemann Nifty Fifty                            .90%            N/A           .53%              1.43%           1.05%
Phoenix-Engemann Small & Mid-Cap Growth                 .90%            N/A           .70%              1.60%           1.15%
Phoenix-Federated U.S. Government Bond                  .60%            N/A          2.46%(3)           3.06%(3)         .75%
Phoenix-Goodwin Money Market                            .40%            N/A           .17%               .57%            .55%
Phoenix-Goodwin Multi-Sector Fixed Income               .50%            N/A           .21%               .71%            .65%
Phoenix-Hollister Value Equity                          .70%            N/A          1.33%              2.03%            .85%
Phoenix-J.P. Morgan Research Enhanced Index             .45%            N/A           .30%               .75%            .55%
Phoenix-Janus Equity Income                             .85%            N/A          2.70%(3)           3.55%(3)        1.00%
Phoenix-Janus Flexible Income                           .80%            N/A          2.18%(3)           2.98%(3)         .95%
Phoenix-Janus Growth                                    .85%            N/A          1.05%              1.90%           1.00%
Phoenix-Morgan Stanley Focus Equity                     .85%            N/A          2.34%(3)           3.19%(3)        1.00%
Phoenix-Oakhurst Balanced                               .54%            N/A           .16%               .70%            .70%
Phoenix-Oakhurst Growth and Income                      .70%            N/A           .31%              1.01%            .85%
Phoenix-Oakhurst Strategic Allocation                   .58%            N/A           .12%               .70%            .70%
Phoenix-Sanford Bernstein Global Value                  .90%            N/A           .85%              1.75%           1.05%
Phoenix-Sanford Bernstein Mid-Cap Value                1.05%            N/A          1.53%              2.58%           1.20%
Phoenix-Sanford Bernstein Small-Cap Value              1.05%            N/A           .85%              1.90%           1.20%
Phoenix-Seneca Mid-Cap Growth                           .80%            N/A          1.24%              2.04%           1.05%
Phoenix-Seneca Strategic Theme                          .75%            N/A           .22%               .97%            .97%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each series pays a portion or all of its expenses other than the management fee. The Phoenix-J.P. Morgan Research Enhanced Index Series will pay up to .10%; the Phoenix-Engemann Capital Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Oakhurst Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Oakhurst Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity, Phoenix-Sanford Bernstein Mid-Cap Value, Phoenix-Bankers Trust Dow 30, Phoenix-Federated U.S. Government Bond, Phoenix-Janus Equity Income, Phoenix-Janus Flexible Income, Phoenix-Janus Growth, Phoenix-Morgan Stanley Focus Equity, Phoenix-Sanford Bernstein Global Value and Phoenix-Sanford Bernstein Small-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Seneca Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%.
(2) Reflects the effect of any management fee waivers and reimbursement of expenses by the investment advisor.
(3) Other expenses and total annual series' operating expenses are based on annualized actual 6-month expenses without reimbursements which were incurred in the period ending June 30, 2000.

FUND ANNUAL EXPENSES (AS A PERCENTAGE OF FUND AVERAGE NET ASSETS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Other Expenses    Total Expenses  Total Expenses
                                                          Management   Rule 12b-1      Before           Before          After
                      Series                                 Fees        Fees      Reimbursement     Reimbursement  Reimbursement(2)
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                    .85%        N/A          .08%(4,7)         .93%(4)         .93%

DEUTSCHE ASSET MANAGEMENT VIT FUNDS
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                    .45%        N/A          .69%             1.15%            .65%

FEDERATED INSURANCE SERIES
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II             .60%        N/A          .24%              .84%            .84%
Federated High Income Bond Fund II                           .60%        N/A          .19%              .79%            .79%

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio(8)                               .58%        N/A          .10%(4)           .78%(4)         .75%(10)
VIP Growth Opportunities Portfolio(9)                        .58%        N/A          .11%(4)           .79%(4)         .78%(10)
VIP Growth Portfolio(9)                                      .58%        N/A          .09%(4)           .77%(4)         .75%(10)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund--Class 2(6)                    .60%       .25%(3)       .19%             1.04%           1.04%
Templeton Asset Strategy Fund--Class 2(5,6)                  .60%       .25%(3)       .18%             1.03%           1.03%
Templeton Developing Markets Securities Fund--Class 2(5,6)  1.25%       .25%(3)       .31%             1.81%           1.81%
Templeton Growth Securities Fund--Class 2(6)                 .83%       .25%(3)       .05%             1.13%           1.13%
Templeton International Securities Fund--Class 2(5,6)        .69%       .25%(3)       .19%             1.13%           1.13%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                         .80%        N/A         1.85%(4)          2.65%(4)        1.15%

WANGER ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                        1.00%        N/A         2.45%(1)          3.45%           1.45%
Wanger International Small Cap                              1.25%        N/A          .24%(1)          1.49%           1.49%
Wanger Twenty                                                .95%        N/A         1.17%(1)          2.12%           1.35%
Wanger U.S. Small Cap                                        .95%        N/A          .07%(1)          1.02%           1.02%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each series pays a portion or all of its expenses other than the management fee. The Wanger Foreign Forty will pay up to .45%, the Wanger U.S. Small Cap Series will pay up to .50%, the Wanger International Small Cap Series will pay up to .60% and the Wanger Twenty Series will pay up to .40%.
(2) Reflects the effect of any management fee waivers and reimbursement of expenses by the advisor.
(3) The fund's Class 2 distribution plan or "Rule 12b-1 Plan" is described in the fund's prospectus.
(4) These figures are estimates; these series have been available for less than 12 months as of the date of this prospectus.
(5) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust, effective 5/1/00.
(6) The table shows total expenses based on the new fees and assets as of 12/31/99 and not the assets of the combined funds. The following table estimates what the total expenses would be based on the assets of the combined funds as of 5/1/00:

     -------------------------------------------------------------------------------------------------------------------------------
                                                          MANAGEMENT       RULE 12B-1           OTHER          TOTAL OPERATING
       ESTIMATED ANNUAL EXPENSES FROM 5/1/00                 FEES            FEES             EXPENSES            EXPENSES
     -------------------------------------------------------------------------------------------------------------------------------
     Mutual Shares Securities Fund - Class 2                 .60%             .25%              .19%               1.04%
     -------------------------------------------------------------------------------------------------------------------------------
     Templeton Asset Strategy Fund - Class 2                 .60%             .25%              .14%                .99%
     -------------------------------------------------------------------------------------------------------------------------------
     Templeton Developing Markets Securities
     Fund - Class 2                                         1.25%             .25%              .29%               1.79%
     -------------------------------------------------------------------------------------------------------------------------------
     Templeton Growth Securities Fund - Class 2              .80%             .25%              .05%               1.10%
     -------------------------------------------------------------------------------------------------------------------------------
     Templeton International Securities
     Fund - Class 2                                          .65%             .25%              .20%               1.10%
     -------------------------------------------------------------------------------------------------------------------------------

(7)  Included in "Other Expenses" is .01% of interest expense.
(8) Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be discontinued at any time.
(9) Effective November 3, 1997, the advisor has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.60%. This arrangement can be discontinued at any time.
(10) A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses.

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following table is meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES: You would pay the following expenses on a $1,000 investment. We have assumed a constant 5% annual return on the invested assets for all of the series.


     ------------------------------------------------------------------------------------------------------------
                                                                 1 Year      3 Years     5 Years      10 Years
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Aberdeen International Series......................  $ 26        $ 80        $136          $290
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Aberdeen New Asia Series...........................    40         120         202           416
     ------------------------------------------------------------------------------------------------------------

     Phoenix-Bankers Trust Dow 30 Series(2).....................    35         108         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Bankers Trust Nasdaq-100 Index(R) Series(4)........    24          73         N/A           N/A

     ------------------------------------------------------------------------------------------------------------
     Phoenix-Duff & Phelps Real Estate Securities Series........    29          89         151           319
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Engemann Capital Growth Series.....................    23          70         119           256
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Engemann Nifty Fifty Series........................    30          92         157           330
     ------------------------------------------------------------------------------------------------------------

     Phoenix-Engemann Small & Mid-Cap Growth Series(4)..........    32          97         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Federated U.S. Government Bond Series(2)...........    46         139         N/A           N/A

     ------------------------------------------------------------------------------------------------------------
     Phoenix-Goodwin Money Market Series........................    22          66         114           245
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Goodwin Multi-Sector Fixed Income Series...........    23          71         121           260
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Hollister Value Equity Series......................    36         110         185           384
     ------------------------------------------------------------------------------------------------------------
     Phoenix-J.P. Morgan Research Enhanced Index Series.........    38         116         N/A           N/A
     ------------------------------------------------------------------------------------------------------------

     Phoenix-Janus Equity Income Series(2)......................    51         153         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Janus Flexible Income Series(2)....................    45         137         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Janus Growth Series(2).............................    23          72         123           264
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Morgan Stanley Focus Equity Series(2)..............    47         143         N/A           N/A

     ------------------------------------------------------------------------------------------------------------
     Phoenix-Oakhurst Balanced Series...........................    23          70         120           258
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Oakhurst Growth and Income Series..................    26          80         136           290
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Oakhurst Strategic Allocation Series...............    23          70         120           258
     ------------------------------------------------------------------------------------------------------------

     Phoenix-Sanford Bernstein Global Value Series(5)...........    33         102         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Mid-Cap Value Series.............    41         126         211           431
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Sanford Bernstein Small-Cap Value Series(5)........    35         106         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Seneca Mid-Cap Growth Series.......................    36         110         186           385
     ------------------------------------------------------------------------------------------------------------
     Phoenix-Seneca Strategic Theme Series......................    26          78         134           286
     ------------------------------------------------------------------------------------------------------------
     Alger American Leveraged AllCap Portfolio(3)...............    25          77         N/A           N/A

     ------------------------------------------------------------------------------------------------------------
     EAFE(R) Equity Index Fund(1)...............................    27          84         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II(1)........    24          75         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Federated High Income Bond Fund II(1)......................    24          73         N/A           N/A
     ------------------------------------------------------------------------------------------------------------

     VIP Contrafund(R) Portfolio(3).............................    24          73         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     VIP Growth Opportunities Portfolio(3)......................    24          73         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     VIP Growth Portfolio(3)....................................    24          72         N/A           N/A

     ------------------------------------------------------------------------------------------------------------
     Mutual Shares Securities Fund -- Class 2...................    26          81         138           292
     ------------------------------------------------------------------------------------------------------------
     Templeton Asset Strategy Fund-- Class 2....................    26          80         137           291
     ------------------------------------------------------------------------------------------------------------
     Templeton Developing Markets Securities Fund-- Class 2.....    34         103         175           365
     ------------------------------------------------------------------------------------------------------------
     Templeton Growth Securities Fund-- Class 2.................    27          83         142           301
     ------------------------------------------------------------------------------------------------------------
     Templeton International Securities Fund-- Class 2..........    27          83         142           301
     ------------------------------------------------------------------------------------------------------------
     Technology Portfolio(2)....................................    42         128         N/A           N/A
     ------------------------------------------------------------------------------------------------------------
     Wanger Foreign Forty.......................................    50         150         250           500
     ------------------------------------------------------------------------------------------------------------
     Wanger International Small Cap.............................    31          94         160           336
     ------------------------------------------------------------------------------------------------------------
     Wanger Twenty..............................................    37         112         190           392
     ------------------------------------------------------------------------------------------------------------
     Wanger U.S. Small Cap......................................    26          80         137           290
     ------------------------------------------------------------------------------------------------------------


(1) Inclusion of this subaccount began on August 2, 1999.            (4) Inclusion of this subaccount began on August 15, 2000.
(2) Inclusion of this subaccount began on December 20, 1999.         (5) Inclusion of this subaccount began on November 20, 2000.
(3) Inclusion of this subaccount began on June 5, 2000.


    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as the funds. See "Deductions and Charges" in this prospectus and in the fund prospectuses.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will control.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to provide you with retirement income at a future date, while allowing maximum flexibility in obtaining your investment goals.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, while investments in the GIA or MVA provide guaranteed interest earnings subject to certain conditions. Please refer to "Appendix B" for a detailed discussion of the GIA.

    The contract also provides for the payment of a death benefit upon the death of either the owner or the annuitant anytime before the contract matures.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
    Generally, the Minimum Initial Payment is $20,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts, the GIA and the MVA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] Transfers from the MVA may be subject to market value adjustments and are subject to certain rules. See the MVA prospectus.

[diamond] The contract value varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable premium tax.

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant at anytime prior to the maturity date. The amount payable differs depending on whether the annuitant or owner/annuitant has reached age 80. See "Payment Upon Death Before Maturity."

DEDUCTIONS AND CHARGES

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--1.275% annually. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the Contract value upon annuitization.
          o PHL Variable will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of Contract charges."

    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    See "Free Look Period" for a detailed discussion.

LAPSE
    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                              FINANCIAL HIGHLIGHTS
                            ACCUMULATION UNIT VALUES
              (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING
                        THROUGHOUT THE INDICATED PERIOD)


                   PHOENIX-ABERDEEN INTERNATIONAL SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     10/13/99 TO
                                                                      12/31/99
                                                                      --------
Unit value, beginning of period....................................   $2.000000
Unit value, end of period..........................................   $2.344678
                                                                      =========
Number of units outstanding (000)..................................         490

                      PHOENIX-ABERDEEN NEW ASIA SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                      12/31/99
                                                                      --------
Unit value, beginning of period...................................... $2.000000
Unit value, end of period............................................ $2.289774
                                                                      =========
Number of units outstanding (000)....................................      16.0

                    PHOENIX-BANKERS TRUST DOW 30 SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period......................................  $     --
Unit value, end of period............................................  $     --
                                                                       ========
Number of units outstanding (000)....................................        --

            PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      12/1/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.161590
                                                                       =========
Number of units outstanding (000)....................................       1.98

                   PHOENIX-ENGEMANN CAPITAL GROWTH SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      8/19/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.513430
                                                                       =========
Number of units outstanding (000)....................................        624

                    PHOENIX-ENGEMANN NIFTY FIFTY SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      8/19/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.427878
                                                                       =========
Number of units outstanding (000)....................................        440

               PHOENIX-FEDERATED U.S. GOVERNMENT BOND SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period......................................  $     --
Unit value, end of period............................................  $     --
                                                                       ========
Number of units outstanding (000)....................................        --

                    PHOENIX-GOODWIN MONEY MARKET SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      8/27/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period...................................... $2.000000
Unit value, end of period............................................ $2.026049
                                                                      =========
Number of units outstanding (000)....................................       642

              PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      11/1/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.036633
                                                                       =========
Number of units outstanding (000)....................................       29.9

                   PHOENIX-HOLLISTER VALUE EQUITY SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     11/22/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.119180
                                                                       =========
Number of units outstanding (000)....................................       37.9

             PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                     ----------
                                                                      INCEPTION
                                                                      8/19/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.162622
                                                                       =========
Number of units outstanding (000)....................................        764

                     PHOENIX-JANUS EQUITY INCOME SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period......................................  $     --
Unit value, end of period............................................  $     --
                                                                       ========
Number of units outstanding (000)....................................        --

                    PHOENIX-JANUS FLEXIBLE INCOME SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period....................................... $     --
Unit value, end of period............................................. $     --
                                                                       ========
Number of units outstanding (000).....................................       --

                        PHOENIX-JANUS GROWTH SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period......................................  $     --
Unit value, end of period............................................  $     --
                                                                       ========
Number of units outstanding (000)....................................        --

                 PHOENIX-MORGAN STANLEY FOCUS EQUITY SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period......................................  $     --
Unit value, end of period............................................  $     --
                                                                       ========
Number of units outstanding (000)....................................        --

                      PHOENIX-OAKHURST BALANCED SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     10/21/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.193781
                                                                       =========
Number of units outstanding (000)....................................        164

                 PHOENIX-OAKHURST GROWTH AND INCOME SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/20/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.167258
                                                                       =========
Number of units outstanding (000)....................................        101

                PHOENIX-OAKHURST STRATEGIC ALLOCATION SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     10/29/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.103743
                                                                       =========
Number of units outstanding (000)....................................       92.5

               PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     11/22/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $1.994633
                                                                       =========
Number of units outstanding (000)....................................       31.4

                    PHOENIX-SENECA MID-CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.854666
                                                                       =========
Number of units outstanding (000)....................................       40.4

                   PHOENIX-SENECA STRATEGIC THEME SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.663360
                                                                       =========
Number of units outstanding (000)....................................        164

                      EAFE(R) EQUITY INDEX FUND SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     12/16/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.121693
                                                                       =========
Number of units outstanding (000)....................................       2.25

          FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     11/17/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $1.977869
                                                                       =========
Number of units outstanding (000)....................................       4.96

                 FEDERATED HIGH INCOME BOND FUND II SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/13/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.023413
                                                                       =========
Number of units outstanding (000)....................................       10.3

                      MUTUAL SHARES SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                     11/22/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.041304
                                                                       =========
Number of units outstanding (000)....................................       32.8

                      TEMPLETON ASSET STRATEGY SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      8/19/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.178106
                                                                       =========
Number of units outstanding (000)....................................        149

               TEMPLETON DEVELOPING MARKETS SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.099630
                                                                       =========
Number of units outstanding (000)....................................       8.88

                     TEMPLETON GROWTH SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/14/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.229687
                                                                       =========
Number of units outstanding (000)....................................       16.4

                 TEMPLETON INTERNATIONAL SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      8/19/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.236604
                                                                       =========
Number of units outstanding (000)....................................        222

                             TECHNOLOGY SUBACCOUNT
--------------------------------------------------------------------------------



Unit value, beginning of period......................................  $     --
Unit value, end of period............................................  $     --
                                                                       ========
Number of units outstanding (000)....................................        --

                        WANGER FOREIGN FORTY SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $3.074811
                                                                       =========
Number of units outstanding (000)....................................       12.8

                   WANGER INTERNATIONAL SMALL CAP SUBACCOUNT
--------------------------------------------------------------------------------

                                                                        FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $3.168364
                                                                       =========
Number of units outstanding (000)....................................       52.6

                            WANGER TWENTY SUBACCOUNT
--------------------------------------------------------------------------------

                                                                         FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.356411
                                                                       =========
Number of units outstanding (000)....................................       22.7

                        WANGER U.S. SMALL CAP SUBACCOUNT
--------------------------------------------------------------------------------

                                                                         FROM
                                                                      INCEPTION
                                                                      9/2/99 TO
                                                                       12/31/99
                                                                       --------
Unit value, beginning of period......................................  $2.000000
Unit value, end of period............................................  $2.323665
                                                                       =========
Number of units outstanding (000)....................................       79.6

    The Phoenix-Bankers Trust Nasdaq-100(R) Index, Phoenix-Engemann Small & Mid-Cap Growth, Phoenix-Sanford Bernstein Global Value, Phoenix-Sanford Bernstein Small Cap Growth, Alger American Leveraged AllCap Portfolio, VIP Contrafund(R) Portfolio, VIP Growth Opportunities Portfolio and VIP Growth Portfolio Subaccounts commenced operations after December 31, 1999, therefore data are not yet available.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract (the "contract") issued by PHL Variable is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than PHL Variable. To the extent that payments are not allocated to the GIA or MVA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case PHL Variable will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts, GIA or MVA.

PHL VARIABLE AND THE ACCOUNT
--------------------------------------------------------------------------------

    We are a wholly-owned indirect subsidiary of Phoenix Home Life Mutual Insurance Company. Our executive office is located at One American Row, Hartford, Connecticut 06115 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. PHL Variable is a Connecticut stock company formed on April 24, 1981. PHL Variable sells variable annuity contracts through its own field force of agents and through brokers.


    On December 7, 1994, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    Under Connecticut law, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of PHL Variable. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of PHL Variable.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of PHL Variable (the "General Account"). The General Account supports all insurance and annuity obligations of PHL Variable and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.

INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND

    The following subaccounts invest in corresponding series of The Phoenix Edge Series Fund:

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: the investment objective of the series is to seek a high total return consistent with reasonable risk. The series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: the series seeks long-term capital appreciation. The series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.


    PHOENIX-BANKERS TRUST DOW 30 SERIES: the series seeks to track the total return of the Dow Jones Industrial Average(SM) (the "DJIA(SM)") before fund expenses.


    PHOENIX-BANKERS TRUST NASDAQ-100 INDEX(R) SERIES: this non-diversified series seeks to track the total return of the Nasdaq-100 Index(R) ("Index") before fund expenses. The series is "passively" managed (it invests in the same companies in the same proportions as the Index). The series may invest in equity equivalents in an attempt to improve cash flow and reduce transaction costs, while replicating investments in the Index.


    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: the investment objective of the series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN CAPITAL GROWTH SERIES: the investment objective of the series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Engemann Capital Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: the investment objective of the series is to seek long-term capital appreciation by investing in approximately 50 different securities that offer the best potential for long-term growth of capital. At least 75% of the series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.


    PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH SERIES: the series seeks to achieve its objective of long-term growth of capital by normally investing at least 65% of assets in equities of "small-cap" and "mid-cap" companies (market capitalization under $1.5 billion). Expected emphasis will be on investments in common stocks of U.S. corporations that have rapidly growing earnings per share. Stocks are generally sold when characteristics such as growth rate, competitive advantage, or price, render the stock unattractive. The advisor may change the asset allocation or temporarily take up a defensive investment strategy depending on market conditions.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES seeks to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.


    PHOENIX-GOODWIN MONEY MARKET SERIES: the investment objective of the series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: the investment objective of the series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: the primary investment objective of the series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-J.P. MORGAN RESEARCH ENHANCED INDEX SERIES: the investment objective of the series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-JANUS EQUITY INCOME SERIES: the investment objective of the series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: the investment objective of the series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: the investment objective of the series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY FOCUS EQUITY SERIES: the investment objective of the series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST BALANCED SERIES: the investment objective of the series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Oakhurst Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: the investment objective of the series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.


    PHOENIX-OAKHURST STRATEGIC ALLOCATION SERIES: the investment objective of the series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Oakhurst Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the investment advisor's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE SERIES seeks long-term capital appreciation through investing in foreign and domestic equity securities. The advisor uses a value-oriented approach with a focus on non-U.S. companies in developed countries in Europe and the Far East, Australia and Canada. The advisor may invest a portion of the series' assets in developing market companies.

    PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES: the primary investment objective of the series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Sanford Bernstein Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase, which are believed to offer the possibility of increase in value.

    PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES seeks long-term capital appreciation by investing primarily in small-capitalization stocks the advisor believes are undervalued.


    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

    PHOENIX-SENECA STRATEGIC THEME SERIES: the investment objective of the series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Seneca Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.


THE ALGER AMERICAN FUND
    The following subaccount invests in the corresponding portfolio of The Alger American Fund:

    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO: The investment objective of the portfolio is long-term capital appreciation. It invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The portfolio invests primarily in "growth" stocks. Under normal circumstances, the portfolio invests in the equity securities of companies of any size, which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities.


DEUTSCHE ASSET MANAGEMENT VIT FUNDS

    The following subaccount invests in a corresponding fund of Deutsche Asset Management VIT Funds:


    EAFE(R) EQUITY INDEX FUND: The fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index ("EAFE(R) Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The fund invests in a statistically selected sample of the securities found in the EAFE(R) Index.

FEDERATED INSURANCE SERIES
    Certain subaccounts invest in a corresponding fund of the Federated Insurance Series. The following funds are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the fund is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the fund is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.


FIDELITY(R) VARIABLE INSURANCE PRODUCTS
    The following subaccounts invest in corresponding portfolios of the Fidelity(R) Variable Insurance Products:

    VIP CONTRAFUND(R) PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation. Principal investment strategies include:

o   Normally investing primarily in common stocks.
o Investing in securities of companies whose value it believes is not fully recognized by the public.
o   Investing in domestic and foreign issuers.
o   Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH OPPORTUNITIES PORTFOLIO: The investment objective of the portfolio is to seek to provide capital growth. Principal investment strategies include:

o   Normally investing primarily in common stocks.
o Potentially investing in other types of securities, including bonds which may be lower-quality debt securities.
o   Investing in domestic and foreign issuers.
o   Investing in either "growth" stocks or "value" stocks or both.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

    VIP GROWTH PORTFOLIO: The investment objective of the portfolio is to seek to achieve long-term capital appreciation. Principal investment strategies include:

o   Normally investing primarily in common stocks.
o   Investing in companies that it believes have above-average growth potential.
o   Investing in securities of domestic and foreign issuers.
o Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

    The following subaccounts invest in Class 2 shares of the corresponding fund of the Franklin Templeton Variable Insurance Products Trust:

    MUTUAL SHARES SECURITIES FUND: The primary investment objective of the fund is capital appreciation with income as a secondary objective. The Mutual Shares Securities Fund invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET STRATEGY FUND: The investment objective of the fund is a high level of total return. The Templeton Asset Strategy Fund invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS SECURITIES FUND: The investment objective of the fund is long-term capital appreciation. The Templeton Developing Markets Securities Fund invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton International Securities Fund invests primarily in stocks of companies located outside the United States, including emerging markets.

    TEMPLETON GROWTH SECURITIES FUND: The investment objective of the fund is long-term capital growth. The Templeton Growth Securities Fund invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
    The following subaccount invests in a corresponding portfolio of The Universal Institutional Funds, Inc.:

    TECHNOLOGY PORTFOLIO: The investment objective of the portfolio is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment advisor expects to benefit from their involvement in technology and technology-related industries.

WANGER ADVISORS TRUST

    The following subaccounts invest in corresponding series of the Wanger Advisors Trust:


    WANGER FOREIGN FORTY: The investment objective of the series is to seek long-term capital growth. The Wanger Foreign Forty invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger International Small Cap invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the series is to seek long-term capital growth. The Wanger Twenty invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the series is to seek long-term capital growth. The Wanger U.S. Small Cap invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the funds also may be sold to other separate accounts of Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the fund(s) simultaneously. Although neither we nor the fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.


INVESTMENT ADVISORS
    The following are the investment advisors and subadvisors for the variable investment options:

--------------------------------------------------------------------------------
    PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
--------------------------------------------------------------------------------

    Phoenix-Aberdeen International
    Phoenix-Engemann Capital Growth
    Phoenix-Engemann Nifty Fifty
    Phoenix-Engemann Small & Mid-Cap Growth
    Phoenix-Goodwin Money Market
    Phoenix-Goodwin Multi-Sector Fixed Income

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    PHOENIX INVESTMENT COUNSEL, INC. ("PIC")
--------------------------------------------------------------------------------
    Phoenix-Hollister Value Equity
    Phoenix-Oakhurst Balanced
    Phoenix-Oakhurst Growth and Income
    Phoenix-Oakhurst Strategic Allocation
    Phoenix-Seneca Mid-Cap Growth
    Phoenix-Seneca Strategic Theme
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PIC SUBADVISORS
--------------------------------------------------------------------------------

    Phoenix-Aberdeen International Advisors, LLC ("PAIA")
       o   Phoenix-Aberdeen International
    Roger Engemann & Associates, Inc. ("Engemann")
       o   Phoenix-Engemann Capital Growth
       o   Phoenix-Engemann Nifty Fifty
       o   Phoenix-Engemann Small & Mid-Cap Growth
    Seneca Capital Management, LLC  ("Seneca")
       o   Phoenix-Seneca Mid-Cap Growth
       o   Phoenix-Seneca Strategic Theme
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PHOENIX VARIABLE ADVISORS, INC. ("PVA")
--------------------------------------------------------------------------------
    Phoenix-Bankers Trust Dow 30
    Phoenix-Bankers Trust Nasdaq-100 Index(R)
    Phoenix-Federated U.S. Government Bond
    Phoenix-J.P. Morgan Research Enhanced Index
    Phoenix-Janus Equity Income
    Phoenix-Janus Flexible Income
    Phoenix-Janus Growth
    Phoenix-Morgan Stanley Focus Equity
    Phoenix-Sanford Bernstein Global Value
    Phoenix-Sanford Bernstein Mid-Cap Value
    Phoenix-Sanford Bernstein Small Cap Value
    Phoenix-Oakhurst Strategic Allocation
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PVA SUBADVISORS
--------------------------------------------------------------------------------
    Bankers Trust Company
       o   Phoenix-Bankers Trust Dow 30
       o   Phoenix-Bankers Trust Nasdaq-100 Index(R)
    Federated Investment Management Company
       o   Phoenix-Federated U.S. Government Bond
    J.P. Morgan Investment Management, Inc.
       o   Phoenix-J.P. Morgan Research Enhanced Index
    Janus Capital Corporation
       o   Phoenix-Janus Equity Income
       o   Phoenix-Janus Flexible Income
       o   Phoenix-Janus Growth
    Morgan Stanley Asset Management
       o   Phoenix-Morgan Stanley Focus Equity
    Alliance Capital Management L.P.
       o   Phoenix-Sanford Bernstein Global Value
       o   Phoenix-Sanford Bernstein Mid-Cap Value
       o   Phoenix-Sanford Bernstein Small Cap Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    DUFF & PHELPS INVESTMENT MANAGEMENT CO. ("DPIM")
--------------------------------------------------------------------------------
    Phoenix-Duff & Phelps Real Estate Securities
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC ("PAIA")
--------------------------------------------------------------------------------
    Phoenix-Aberdeen New Asia
--------------------------------------------------------------------------------

    Based on subadvisory agreements with the fund, PIC and PVA as investment advisors delegate certain investment decisions and research functions to subadvisors.

    PIC, DPIM, Engemann and Seneca are indirect less than wholly owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc. PVA is a wholly owned subsidiary of PM Holdings, Inc.


--------------------------------------------------------------------------------
    OTHER ADVISORS
--------------------------------------------------------------------------------
    Fred Alger Management, Inc.
       o   Alger American Leveraged AllCap Portfolio
    Bankers Trust Company
       o   EAFE(R) Equity Index Fund
    Federated Investment Management Company
       o   Federated Fund for U.S. Government Securities II
       o   Federated High Income Bond Fund II
    Fidelity Management and Research Company
       o   VIP Contrafund(R) Portfolio
       o   VIP Growth Opportunities Portfolio
       o   VIP Growth Portfolio
    Franklin Mutual Advisers, LLC
       o   Mutual Shares Securities Fund
    Morgan Stanley Asset Management
       o   Technology Portfolio
    Templeton Asset Management, Ltd.
       o   Templeton Developing Markets Securities Fund
    Templeton Global Advisors Limited
       o   Templeton Growth Securities Fund
    Templeton Investment Counsel, Inc.
       o   Templeton Asset Strategy Fund
       o   Templeton International Securities Fund
    Wanger Asset Management, L.P.
       o   Wanger Foreign Forty
       o   Wanger International Small Cap
       o   Wanger Twenty
       o   Wanger U.S. Small Cap
--------------------------------------------------------------------------------

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the funds.



MVA
--------------------------------------------------------------------------------
    The MVA is an account that pays interest at a guaranteed rate if held to maturity. If amounts are withdrawn, transferred or applied to an annuity payment option before the end of the guarantee period, a market value adjustment will be made. Assets allocated to the MVA are not part of the assets allocated to the Account or to the general account of PHL Variable. The MVA is more fully described in a separate prospectus.

    For additional information concerning the funds and the MVA, please see the accompanying prospectuses, which should be read carefully before investing.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$20,000

[diamond] Individual Retirement Annuity (Rollover IRAs only)--$20,000

[diamond] Bank draft program--$500
    o You may authorize your bank to draw $500 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA or MVA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $500. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $500.

[diamond] Qualified plans--$20,000 annually
    o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $20,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 86 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount, GIA or MVA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1)  the make-up and size of the prospective group; or

    (2)  the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium Taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse ourselves only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this prospectus.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The fee is based on an annual rate of 1.275% and is taken against the net assets of the subaccounts.

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA or MVA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from the account value to cover the costs of administration. This fee is based, on an annual rate of .125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA or MVA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts, GIA or MVA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

MARKET VALUE ADJUSTMENT
    Any withdrawal from your MVA will be subject to a market value adjustment. See the accompanying MVA prospectus for information relating to this option.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the accompanying fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA or MVA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts, the GIA or MVA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts, the GIA or MVA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts, the GIA or MVA by calling VAO at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. Unless you elect in writing not to authorize telephone transfers or allocation changes, telephone transfer orders and allocation changes will also be accepted on your behalf from your registered representative. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA and MVA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer. For nonsystematic transfers from the MVA, the market value adjustment may be applied. See the accompanying MVA prospectus for more information.

    Because excessive trading can hurt fund performance and therefore be detrimental to contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. There are additional restrictions on transfers from the GIA as described above and in Appendix B. See the MVA prospectus for information regarding transfers from the MVA.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA. This program is not available for the MVA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VAO at 800/541-0171 or in writing to VPMO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a Bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA or the MVA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw the contract value in either a lump sum or by multiple scheduled or unscheduled partial withdrawals. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA or MVA will also be withdrawn on a pro rata basis unless you designate otherwise. Withdrawals from the MVA may be subject to the market value adjustment. See the MVA prospectus. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities."

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond]   The contract value is zero; or


[diamond]   The annual administrative charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).


    PHL Variable will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond]   DEATH OF AN OWNER/ANNUITANT
            If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond]   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
            If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond]   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
            If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The Benefit Option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond]   CONTINGENT ANNUITANT CONTRACT CONTINUANCE
            Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The Benefit Option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond]   QUALIFIED CONTRACTS
            Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

            Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond]   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
            If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT
    Upon the Death of the annuitant or owner/annuitant who has not yet Reached Age 80.

    o  100% of payments, less adjusted partial withdrawals; or
    o  the contract value on the claim date; and
    o  the annual step-up amount on the claim date.

    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

[diamond]   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
            Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

            o  100% of payments, less withdrawals; and
            o  the contract value on the claim date.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

THE ANNUITY PERIOD
-------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.


VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity payment option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance and is elected by you in the application. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS

    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date, elect any of the other annuity payment options described below.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Payment Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Payment Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
-------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If a portion or all of your initial payment has been allocated to the MVA, we will apply the Market Value Adjustment which can increase or decrease your initial payment. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA and MVA will be allocated to those Accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES

    Although infrequent, it is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment or because of poor performance. In that event, we may seek to substitute or merge the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.


OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

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

FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as income tax advice. The income tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the income tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the accompanying prospectuses for the funds.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from PHL Variable and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to income tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any

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
amounts withheld and properly notifies VPMO of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a jointcontract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the U.S. Treasury Department may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.


DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the series' assets be invested in no more than:

[diamond]   55% in any 1 investment

[diamond]   70% in any 2 investments

[diamond]   80% in any 3 investments

[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The U.S. Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the PHL Variable Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSA's, Keoghs, IRA's, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, PHL Variable will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by PHL Variable in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAs")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value; and (b) 50% of the contract value. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1,000 and 25% of the contract value in the GIA may be borrowed at any one time. Amounts borrowed from the MVA account are subject to the same market value adjustment as applies to transfers from the MVA.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with us, except that no amount will be transferred to the MVA.

    If a loan repayment is not received by us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The income tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the income tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the income tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE
FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT
ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), TSA's and IRA's other than Roth IRA's. The penalty is increased to 25% instead of 10% for SIMPLE IRA's if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRA's. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell PHL Variable annuity contracts. WSG is an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company. PEPCO is an indirect, majority owned subsidiary of Phoenix Home Life Mutual Insurance Company. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO and terms of agreement provided by PHL Variable.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the Connecticut insurance laws applicable to life insurance companies and to regulation and supervision by the Connecticut Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of PHL Variable includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.

REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and PHL Variable. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VAO at 800/541-0171.

APPENDIX A

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.
    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.
    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


      AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,2)

-----------------------------------------------------------------------------------------------------------------------
                                                        DATE ADDED TO
                       SUBACCOUNT                         ACCOUNT      1 YEAR   5 YEARS   10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                      12/07/94     27.71%    17.55%                         16.81%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                           09/17/96     48.78%                                   -2.25%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series                        12/20/99                                               3.14%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series           08/15/00
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series        05/01/95      3.21%                                    8.69%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                     12/07/94     27.78%    22.83%                         22.41%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                        03/02/98     30.22%                                   30.34%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series             08/15/00
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series              12/20/99                                              -0.07%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                        12/07/94      3.28%     3.60%                          3.60%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series           12/07/94      3.88%     7.68%                          7.46%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                      03/02/98     22.49%                                   17.38%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index Series         07/14/97     17.07%                                   20.93%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                         12/20/99                                               4.21%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                       12/20/99                                              -0.06%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                12/20/99                                               4.24%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series                 12/20/99                                               4.66%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                           12/07/94      9.92%    14.69%                         14.59%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                    03/02/98     15.29%                                   18.88%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series               12/07/94      9.62%    14.21%                         14.19%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series              11/20/00
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series             03/02/98    -11.65%                                  -13.06%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series           11/20/00
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                       03/02/98     43.52%                                   34.73%
-----------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                      01/29/96     52.76%                                   29.28%
-----------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                  06/05/00
-----------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                  07/15/99                                              17.44%
-----------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II           07/15/99                                              -0.55%
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                         07/15/99                                              -2.17%
-----------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                06/05/00
-----------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                         06/05/00
-----------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                       06/05/00
-----------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2(2)                11/02/98      7.66%                                    8.71%
-----------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2(2)                05/01/97     20.74%                                   12.46%
-----------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund -- Class 2(2) 05/01/97     51.06%                                    -8.85%
-----------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------

                                                        DATE ADDED TO
                       SUBACCOUNT                         ACCOUNT      1 YEAR    5 YEARS   10 YEARS     SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2(2)             05/01/97     26.90%                                    11.56%
------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund -- Class 2(2)      05/01/97     21.43%                                    13.90%
------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                       12/20/99                                                7.42%
------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                       02/01/99                                               81.65%
------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                             05/01/95    123.28%                                    36.72%
------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                              02/01/99                                               32.47%
------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                      05/01/95     23.24%                                    24.63%

------------------------------------------------------------------------------------------------------------------------



(1) The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.
(2) Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


                                                       ANNUAL TOTAL RETURN(1,3)

------------------------------------------------------------------------------------------------------------------------------------
                   SUBACCOUNT                       1990    1991    1992    1993    1994    1995   1996     1997    1998     1999
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                       18.07%  -14.05% 36.54%  -1.33%   8.07% 17.00%    10.49%  26.16%  27.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                                                                            -33.35%  -5.78%  48.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Nasdaq-100 Index(R) Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                                                       31.26%    20.37% -22.30%   3.33%
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series               2.59%  40.76%    8.76% 18.04%   0.06%  29.07% 11.01%    19.41%  28.21%  27.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                                                                                          30.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                  6.71%   4.51%    2.13%  1.45%   2.40%   4.24%  3.56%     3.72%   3.64%   3.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series     3.75%  17.93%    8.54% 14.31%  -6.80%  21.83% 10.85%     9.55%  -5.49%   3.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                                                                                        22.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-J.P. Morgan Research Enhanced Index                                                                          29.86%  17.19%
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Focus Equity Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Balanced Series                                             7.10%  -4.19%  21.64%  9.02%    16.31%  17.37%  10.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth & Income Series                                                                                      15.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series         4.29%  27.52%    9.12%  9.47%  -2.77%  16.57%  7.53%    19.07%  19.12%   9.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                                                              -11.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                                                         43.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                                                        15.54%  42.71%  52.88%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                                         10.47%    18.01%  55.64%   75.59%
------------------------------------------------------------------------------------------------------------------------------------
EAFE(R) Equity Index Fund                                                                                            19.91%  25.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II                                             7.26%  2.74%     7.07%   6.16%  -1.98%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                                          18.71% 12.71%    12.25%   1.27%   0.89%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                                                          28.13%  22.42%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                                                   22.78%   2.73%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                                                 37.44%  35.38%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund -- Class 2(2)                                                                                   7.78%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy Fund -- Class 2(2)         -9.50%  25.66%    6.33% 24.12%  -4.57%  20.57% 16.93%    13.67%   4.63%  20.86%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                                                                -30.38% -22.14%  51.18%
-- Class 2(2)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund -- Class 2(2)     -12.52%  25.47%    5.38% 31.89%  -3.82%  23.23% 20.43%    10.05%  -0.42%  27.01%
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Securities Fund --                                 44.43%   -4.21%  13.46% 21.57%    11.93%   7.56%  21.54%
-- Class 2(2)
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                                                     30.19%    -2.83%  14.72% 123.40%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                                                              44.57%    27.63%   7.18%  23.35%
------------------------------------------------------------------------------------------------------------------------------------


 (1) Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.
 (2) Because Class 2 shares were not offered until May 1, 1997 (November 10, 1998 for Mutual Shares Securities), performance shown for periods prior to that date represents the historical results of Class 1 shares. Performance since that date reflects Class 2's higher annual fees and expenses resulting from its Rule 12b-1 plan. Maximum annual plan expenses are 0.25%.
 (3) Returns reflect the effect of any applicable management fee waivers and reimbursements, which may increase total return.


THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical contract owner's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical contract owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

    Example:
    Value of hypothetical pre-existing account with
     exactly one unit at the beginning of the period:.............   $2.024568
    Value of the same account (excluding capital
     changes) at the end of the 7-day period:.....................    2.026049
    Calculation:
     Ending account value.........................................    2.026049
     Less beginning value.........................................    2.024568
     Net change in account value..................................    0.001481
    Base period return:

     (net change/beginning account value).........................    0.000732

    Current yield = return x (365/7) .............................       3.81%
     Effective yield = [(1 + return) ]365/7 -1 ...................       3.89%

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average(SM), the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any series' or advisors' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a series' portfolio; or compare a series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average(SM), First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
--------------------------------------------------------------------------------
    Contributions to the GIA under the contract and transfers to the GIA become part of the general account of PHL Variable Insurance Company (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of PHL Variable Insurance Company other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the owner at the time of purchase or as subsequently changed. PHL Variable will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between PHL Variable and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to annuitants under the contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. PHL Variable assumes this "mortality risk" by virtue of annuity rates incorporated in the contract that cannot be changed. In addition, PHL Variable guarantees that it will not increase charges for maintenance of the contracts regardless of its actual expenses.

    Investment income from the General Account allocated to PHL Variable includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the contracts will vary from year to year in the sole discretion of PHL Variable. However, PHL Variable guarantees that it will credit interest at a rate of not less than 3% per year compounded annually, to amounts allocated to the GIA. PHL Variable may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, PHL Variable will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of one full year from the date of deposit. Upon expiration of the initial one-year guarantee period (and each subsequent one-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of one full year from the date the new rate is applied.

    Excess interest, if any, will be determined by PHL Variable based on information as to expected investment yields. Some of the factors that PHL Variable may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHL VARIABLE AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    PHL Variable is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in PHL Variable's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, contract owners and shareholders.

    Excess interest, if any, will be credited on the GIA contract value. PHL Variable guarantees that, at any time, the GIA contract value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which PHL Variable may, in its discretion, credit to the GIA, less the sum of any applicable annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the owner surrenders the contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A PERIOD OF 6 MONTHS OR LONGER. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

    YEAR ONE: 25%     YEAR TWO: 33%    YEAR THREE: 50%    YEAR FOUR: 100%

APPENDIX C

DEDUCTIONS FOR PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------




                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        ---------       -------------        -------------      ---------

California ..........................................                             X                   2.35%            0.50%

Kentucky(2)..........................................

Maine................................................                             X                   2.00

Nevada...............................................                             X                   3.50

South Dakota.........................................           X                                     1.25

West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00



Commonwealth of Puerto Rico.........................                             X                    1.00%            1.00%


NOTE: The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

(1) "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or Maturity Date.

(2) Effective January 1, 2000, Kentucky no longer charges Premium Tax on variable annuities.

                                     PART B

                            RETIREMENT PLANNER'S EDGE
                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                        MAIL OPERATIONS ("VPMO")
Hartford, Connecticut                                              P.O. Box 8027

                                                Boston, Massachusetts 02266-8027



                        PHL VARIABLE ACCUMULATION ACCOUNT

                         PHL VARIABLE INSURANCE COMPANY

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT




                                November 20, 2000

This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated November 20, 2000. You may obtain a copy of the prospectus without charge by contacting PHL Variable Insurance Company at the above address and telephone number.






                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter.............................................................     B-2

Calculation of Yield and Return.........................................     B-2

Calculation of Annuity Payments ........................................     B-3

Experts ................................................................     B-4

Financial Statements....................................................     B-5

UNDERWRITER
--------------------------------------------------------------------------------
    PEPCO, an affiliate of PHL Variable, offers these contracts on a continuous basis. During the fiscal years ended December 31, 1997, 1998 and 1999, PEPCO was paid $0, $0 and $81,777, respectively, and retained $0 for sales of these contracts.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History." We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.275% on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

Example Calculation:
    The following example of a return/yield calculation for the Phoenix-Goodwin Money Market Subaccount was based on the 7-day period ending December 31, 1999:


Value of hypothetical pre-existing account with
   exactly one Unit at the beginning of the period:.....       $2.024568
Value of the same account (excluding capital
   changes) at the end of the 7-day period:.............        2.026049
Calculation:
   Ending account value.................................        2.026049
   Less beginning account value.........................        2.024568
   Net change in account value..........................        0.001481
Base period return:

   (net change/beginning account value).................        0.000732

Current yield = return x (365/7) =......................        3.81%
Effective yield = [(1 + return)(365/7)] -1 =............        3.89%

    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the n(th) root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

II    =   a hypothetical initial payment of $1,000

R     =   average annual total return for the period

n     =   number of years in the period

ERV   =   ending redeemable value of the hypothetical $1,000 for the period [see
          (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

The Dow Jones Industrial Average(SM) (1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The Standard & Poor's 500 Index (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by such organizations as:

Lipper Analytical Services
Morningstar, Inc.
Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in such publications as:

Barrons
Business Week
Changing Times
Forbes
Fortune
Consumer Reports
Investor's Business Daily
Financial Planning
Financial Services Weekly
Financial World
Money
The New York Times
Personal Investor
Registered Representative
Stanger's Investment Adviser
The Stanger Register
U.S. News and World Report
The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

The Dow Jones Industrial Average(SM) (1)
First Boston High Yield Index
Salomon Brothers Corporate Index
Salomon Brothers Government Bond Index
The S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS

    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA and the MVA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected. The guaranteed annuity payment rates will be no less favorable than the following:


    Under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year certain period under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under all variable options except Option L, the first payment is based on an assumed annual investment rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed investment rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of PHL Variable Accumulation Account as of December 31, 1999 and for the period then ended and PHL Variable Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this prospectus.



---------------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. As of December 31, 1999 it contained 376 industrial, 41 utility, 72 financial and 11 transportation issues. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

         PHL VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

                                                  STATEMENT OF ASSETS AND LIABILITIES
                                                           DECEMBER 31, 1999


                                                                                                       OAKHURST
                                                       ENGEMANN        SENECA MID-     HOLLISTER      GROWTH AND       SCHAFER MID-
                                                      NIFTY FIFTY      CAP GROWT      VALUE EQUITY      INCOME          CAP VALUE
                                                      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT        SUBACCOUNT
ASSETS
        Investments at cost                          $   942,070      $    97,130     $    80,480     $   210,225       $   61,459
                                                     ===========      ===========     ===========     ===========       ==========
        Investments at market                        $ 1,069,040      $   115,490     $    80,399     $   218,732       $   62,656
                                                     -----------      -----------     -----------     -----------       ----------
             Total assets                              1,069,040          115,490          80,399         218,732           62,656
LIABILITIES
        Accrued expenses to related party                  1,036              192              48             152               16
                                                     -----------      -----------     -----------     -----------       ----------
NET ASSETS                                           $ 1,068,004      $   115,298     $    80,351     $   218,580       $   62,640
                                                     ===========      ===========     ===========     ===========       ==========
Accumulation units outstanding                           439,892           40,389          37,916         100,856           31,404
                                                     ===========      ===========     ===========     ===========       ==========
Unit value                                           $  2.427878      $  2.854666     $  2.119180     $  2.167258       $ 1.994633
                                                     ===========      ===========     ===========     ===========       ==========


                                                      ENGEMANN                       DUFF & PHELPS
                                                       CAPITAL          OAKHURST      REAL ESTATE       ABERDEEN         ABERDEEN
                                                       GROWTH           BALANCED      SECURITIES      INTERNATIONAL       NEW ASIA
                                                      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
ASSETS
        Investments at cost                          $ 1,451,455      $   363,648     $     3,998     $ 1,218,052       $   34,831
                                                     ===========      ===========     ===========     ===========       ==========
        Investments at market                        $ 1,570,969      $   360,354     $     4,280     $ 1,149,739       $   36,679
                                                     -----------      -----------     -----------     -----------       ----------
             Total assets                              1,570,969          360,354           4,280       1,149,739           36,679
LIABILITIES
        Accrued expenses to related party                  1,487              263               3             572               24
                                                     -----------      -----------     -----------     -----------       ----------
NET ASSETS                                           $ 1,569,482      $   360,091     $     4,277     $ 1,149,167       $   36,655
                                                     ===========      ===========     ===========     ===========       ==========
Accumulation units outstanding                           624,438          164,142           1,979         490,117           16,008
                                                     ===========      ===========     ===========     ===========       ==========
Unit value                                           $  2.513430      $  2.193781     $  2.161590     $  2.344678       $ 2.289774
                                                     ===========      ===========     ===========     ===========       ==========


                                                       SENECA           OAKHURST       GOODWIN          GOODWIN          RESEARCH
                                                     STRATEGIC         STRATEGIC        MONEY         MULTI-SECTOR       ENHANCED
                                                       THEME           ALLOCATION       MARKET        FIXED INCOME         INDEX
                                                     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
ASSETS
        Investments at cost                          $   402,040      $   197,388     $ 1,302,031     $    62,253       $1,622,873
                                                     ===========      ===========     ===========     ===========       ==========
        Investments at market                        $   436,627      $   194,746     $ 1,302,031     $    60,877       $1,653,531
                                                     -----------      -----------     -----------     -----------       ----------
             Total assets                                436,627          194,746       1,302,031          60,877        1,653,531
LIABILITIES
        Accrued expenses to related party                    450              184           1,281              49            1,768
                                                     -----------      -----------     -----------     -----------       ----------
NET ASSETS                                           $   436,177      $   194,562     $ 1,300,750     $    60,828       $1,651,763
                                                     ===========      ===========     ===========     ===========       ==========
Accumulation units outstanding                           163,770           92,484         642,013          29,867          763,778
                                                     ===========      ===========     ===========     ===========       ==========
Unit value                                           $  2.663360      $  2.103743     $  2.026049     $  2.036633       $ 2.162622
                                                     ===========      ===========     ===========     ===========       ==========


                                                                        WANGER
                                                     WANGER U.S.      INTERNATIONAL     WANGER           WANGER         TEMPLETON
                                                      SMALL CAP         SMALL CAP       TWENTY       FOREIGN FORTY        STOCK
                                                     SUBACCOUNT        SUBACCOUNT     SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
ASSETS
        Investments at cost                          $   170,068      $   116,366     $    47,710     $    31,208       $   33,785
                                                     ===========      ===========     ===========     ===========       ==========
        Investments at market                        $   185,092      $   166,757     $    53,478     $    39,478       $   36,541
                                                     -----------      -----------     -----------     -----------       ----------
             Total assets                                185,092          166,757          53,478          39,478           36,541
LIABILITIES
        Accrued expenses to related party                    135              247              77              25               34
                                                     -----------      -----------     -----------     -----------       ----------
NET ASSETS                                           $   184,957      $   166,510     $    53,401     $    39,453       $   36,507
                                                     ===========      ===========     ===========     ===========       ==========
Accumulation units outstanding                            79,597           52,554          22,662          12,831           16,373
                                                     ===========      ===========     ===========     ===========       ==========
Unit value                                           $  2.323665      $  3.168364     $  2.356411     $  3.074811       $ 2.229687
                                                     ===========      ===========     ===========     ===========       ==========


                        See Notes to Financial Statements

                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                          DECEMBER 31, 1999
                                                             (CONTINUED)


                                                      TEMPLETON                        TEMPLETON        MUTUAL
                                                       ASSET           TEMPLETON       DEVELOPING       SHARES          EAFE EQUITY
                                                     ALLOCATION      INTERNATIONAL       MARKETS      INVESTMENTS          INDEX
                                                     SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
ASSETS
        Investments at cost                          $   296,395      $   442,784     $    18,304     $    65,666       $    4,718
                                                     ===========      ===========     ===========     ===========       ==========
        Investments at market                        $   324,310      $   497,180     $    18,645     $    66,981       $    4,776
                                                     -----------      -----------     -----------     -----------       ----------
             Total assets                                324,310          497,180          18,645          66,981            4,776
LIABILITIES
        Accrued expenses to related party                    372              563               2              35                2
                                                     -----------      -----------     -----------     -----------       ----------
NET ASSETS                                           $   323,938      $   496,617     $    18,643     $    66,946       $    4,774
                                                     ===========      ===========     ===========     ===========       ==========
Accumulation units outstanding                           148,725          222,041           8,879          32,796            2,250
                                                     ===========      ===========     ===========     ===========       ==========
Unit value                                           $  2.178106      $  2.236604     $  2.099630     $  2.041304       $ 2.121693
                                                     ===========      ===========     ===========     ===========       ==========


                                                      FEDERATED        FEDERATED
                                                     U.S. GOV'T       HIGH INCOME
                                                     SECURITIES II    BOND FUND II
                                                     SUBACCOUNT       SUBACCOUNT
ASSETS
        Investments at cost                          $     9,912      $    20,488
                                                     ===========      ===========
        Investments at market                        $     9,819      $    20,890
                                                     -----------      -----------
             Total assets                                  9,819           20,890
LIABILITIES
        Accrued expenses to related party                     12               23
                                                     -----------      -----------
NET ASSETS                                           $     9,807      $    20,867
                                                     ===========      ===========
Accumulation units outstanding                             4,958           10,313
                                                     ===========      ===========
Unit value                                           $  1.977869      $  2.023413
                                                     ===========      ===========


                        See Notes to Financial Statements


                                                        STATEMENT OF OPERATIONS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                        OAKHURST
                                                                       ENGEMANN       SENECA MID-     HOLLISTER        GROWTH AND
                                                                      NIFTY FIFTY     CAP GROWTH     VALUE EQUITY        INCOME
                                                                     SUBACCOUNT(1)   SUBACCOUNT(2)   SUBACCOUNT(3)    SUBACCOUNT(4)

Investment Income
     Distributions                                                    $       -        $       -      $       112       $      983
Expenses
     Mortality, expense risk and administrative charges                     3,039             310              53       $      385
                                                                      ------------    ------------    ------------      -----------
Net investment income (loss)                                               (3,039)           (310)             59              598
                                                                      ------------    ------------    ------------      -----------
Net realized gain (loss) from share transactions                            1,401           7,509             -              4,737
Net realized gain distribution from Fund                                      -             2,614           2,911            2,576
Net unrealized appreciation (depreciation) on
 investment                                                               126,970          18,360             (81)           8,507
                                                                      ------------    ------------    ------------      -----------
Net gain (loss) on investments                                            128,371          28,483           2,830           15,820
                                                                      -- ---------    ------------    ------------      -----------
Net increase (decrease) in net assets resulting from operations       $   125,332     $    28,173     $     2,889       $   16,418
                                                                      ============    ============    ============      ===========


                                                                                       ENGEMANN                       DUFF & PHELPS
                                                                     SCHAFER MID-      CAPITAL          OAKHURST       REAL ESTATE
                                                                      CAP VALUE        GROWTH           BALANCED       SECURITIES
                                                                     SUBACCOUNT(5)   SUBACCOUNT(6)    SUBACCOUNT(7)   SUBACCOUNT(8)

Investment income
        Distributions                                                 $       258     $     1,513     $     2,481       $       94
Expenses
        Mortality, expense risk and administrative charges                     17           4,160             322                3
                                                                      -----------     -----------     -----------       -----------
Net investment income (loss)                                                  241          (2,647)          2,159               91
                                                                      -----------     -----------     -----------       -----------
Net realized gain (loss) from share transactions                               (0)             55              (0)             -
Net realized gain distribution from Fund                                     -             96,314          10,093              -
Net unrealized appreciation (depreciation) on investment                    1,197         119,514          (3,294)             282
                                                                      -----------     -----------     -----------       -----------
Net gain (loss) on investments                                              1,197         215,883           6,799              282
                                                                      -----------     -----------     -----------       -----------
Net increase (decrease) in net assets resulting from operations       $     1,438     $   213,236     $     8,958       $      373
                                                                      ===========     ===========     ===========       ===========


                                                                                                        SENECA          OAKHURST
                                                                      ABERDEEN         ABERDEEN       STRATEGIC        STRATEGIC
                                                                    INTERNATIONAL      NEW ASIA         THEME          ALLOCATION
                                                                   SUBACCOUNT(9)    SUBACCOUNT(10)  SUBACCOUNT(11)   SUBACCOUNT(12)
Investment income
        Distributions                                                 $    10,696     $        33     $       -         $    1,619
Expenses
        Mortality, expense risk and administrative charges                  1,187              88             951              257
                                                                      -----------     -----------     -----------       -----------
Net investment income (loss)                                                9,509             (55)           (951)           1,362
                                                                      -----------     -----------     -----------       -----------
Net realized gain (loss) from share transactions                           21,880             918           3,317             -
Net realized gain distribution from Fund                                   92,896             -            36,031            7,327
Net unrealized appreciation (depreciation) on investment                  (68,313)          1,848          34,587           (2,642)
                                                                      -----------     -----------     -----------       -----------
Net gain (loss) on investments                                             46,463           2,766          73,935            4,685
                                                                      -----------     -----------     -----------       -----------
Net increase (decrease) in net assets resulting from operations       $    55,972     $     2,711     $    72,984       $    6,047
                                                                      ===========     ===========     ===========       ===========

(1)  From inception August 19,1999     to December 31, 1999
(2)  From inception September 2, 1999  to December 31, 1999
(3)  From inception November 22, 1999  to December 31, 1999
(4)  From inception September 20, 1999 to December 31, 1999
(5)  From inception November 22, 1999  to December 31, 1999
(6)  From inception August 19, 1999    to December 31, 1999
(7)  From inception October 21, 1999   to December 31, 1999
(8)  From inception December 1, 1999   to December 31, 1999
(9)  From inception October 13, 1999   to December 31, 1999
(10) From inception September 2, 1999  to December 31, 1999
(11) From inception September 2, 1999  to December 31, 1999
(12) From inception October 29, 1999   to December 31, 1999


                        See Notes to Financial Statements


                                                        STATEMENT OF OPERATIONS
                                                For the period ended December 31, 1999
                                                              (Continued)

                                                                       GOODWIN        MULTI-SECTOR     ENHANCED         WANGER U.S.
                                                                      MONEY MARKET    FIXED INCOME      INDEX           SMALL CAP
                                                                     SUBACCOUNT(13)  SUBACCOUNT(14)  SUBACCOUNT(15)   SUBACCOUNT(16)

Investment income
        Distributions                                                 $    14,873     $     1,401     $     8,566       $      -
EXPENSES
        Mortality, expense risk and administrative charges                  3,918              61           6,503              267
                                                                      -----------     ------------    ------------      -----------
Net investment income (loss)                                               10,955           1,340           2,063             (267)
                                                                      -----------     ------------    ------------      -----------
Net realized gain (loss) from share transactions                              -                (0)             44              580
Net realized gain distribution from Fund                                      -               -            76,400                -
Net unrealized appreciation (depreciation) on investment                      -            (1,376)         30,658           15,024
                                                                      -----------     ------------    ------------      -----------
Net gain (loss) on investments                                                -            (1,376)        107,102           15,604
                                                                      -----------     ------------    ------------      -----------
Net increase (decrease) in net assets resulting from operations       $    10,955     $       (36)    $   109,165       $   15,337
                                                                      ===========     ============    ============      ===========


                                                                       WANGER
                                                                     INTERNATIONAL      WANGER          WANGER        TEMPLETON
                                                                       SMALL CAP        TWENTY       FOREIGN FORTY       STOCK
                                                                     SUBACCOUNT(17)  SUBACCOUNT(18)  SUBACCOUNT(19)  SUBACCOUNT(20)

Investment income
        Distributions                                                 $       -       $       -       $       -         $      -
Expenses
        Mortality, expense risk and administrative charges                    592             384              74               57
                                                                      ------------    -----------     ------------      ----------
Net investment income (loss)                                                 (592)           (384)            (74)             (57)
                                                                      ------------    -----------     ------------      ----------
Net realized gain (loss) from share transactions                           33,743           6,789               4                1
Net realized gain distribution from Fund                                      -               -                 -              -
Net unrealized appreciation (depreciation) on investment                   50,391           5,768           8,270            2,756
                                                                      ------------    -----------     ------------      ----------
Net gain (loss) on investments                                             84,134          12,557           8,274            2,757
                                                                      ------------    -----------     ------------      ----------
Net increase (decrease) in net assets resulting from operations       $    83,542     $    12,173         $ 8,200       $    2,700
                                                                      ============    ===========     ============      ==========


                                                                       TEMPLETON                       TEMPLETON         MUTUAL
                                                                        ASSET          TEMPLETON       DEVELOPING        SHARES
                                                                       ALLOCATION     INTERNATION       MARKETS        INVESTMENTS
                                                                     SUBACCOUNT(21)  SUBACCOUNT(22)  SUBACCOUNT(23)  SUBACCOUNT(24)

Investment income
        Distributions                                                 $       -       $       -       $       -         $      -
Expenses
        Mortality, expense risk and administrative charges                  1,491           2,252              61               41
                                                                      ------------    ------------    ------------      -----------
Net investment income (loss)                                               (1,491)         (2,252)            (61)             (41)
                                                                      ------------    ------------    ------------      -----------
Net realized gain (loss) from share transactions                               (2)              6             870               (0)
Net realized gain distribution from Fund                                      -               -               -                -
Net unrealized appreciation (depreciation) on investment                   27,915          54,396             341            1,315
                                                                      ------------    ------------    ------------      -----------
Net gain (loss) on investments                                             27,913          54,402           1,211            1,315
                                                                      ------------    ------------    ------------      -----------
Net increase (decrease) in net assets resulting from operations       $    26,422     $    52,150     $     1,150       $    1,274
                                                                      ============    ============    ============      ===========

 (13)   From inception   August 27, 1999    to December 31, 1999
 (14)   From inception   November 1, 1999   to December 31, 1999
 (15)   From inception   August 19, 1999    to December 31, 1999
 (16)   From inception   September 2, 1999  to December 31, 1999
 (17)   From inception   September 2, 1999  to December 31, 1999
 (18)   From inception   September 2, 1999  to December 31, 1999
 (19)   From inception   September 2, 1999  to December 31, 1999
 (20)   From inception   September 14, 1999 to December 31, 1999
 (21)   From inception   August 19, 1999    to December 31, 1999
 (22)   From inception   August 19, 1999    to December 31, 1999
 (23)   From inception   September 2, 1999  to December 31, 1999
 (24)   From inception   November 22, 1999  to December 31, 1999


                       See Notes to Financial Statements


                                                        STATEMENT OF OPERATIONS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                              (CONTINUED)

                                                                                                 FEDERATED            FEDERATED
                                                                             EAFE EQUITY        U.S. GOV'T            HIGH INCOME
                                                                                 INDEX          SECURITIES II         BOND FUND II
                                                                             SUBACCOUNT(25)    SUBACCOUNT (26)      SUBACCOUNT (27)
Investment income
        Distributions                                                          $      76          $    -               $    -
Expenses
        Mortality, expense risk and administrative charges                             3                17                   64
                                                                               ---------          ---------            ---------
Net investment income (loss)                                                          73               (17)                 (64)
                                                                               ---------          ---------            ---------
Net realized gain (loss) from share transactions                                     -                  (0)                   0
Net realized gain distribution from Fund                                             142                -                   -
Net unrealized appreciation (depreciation) on                                         58               (93)                 402
                                                                               ---------          ---------            ---------
Net gain (loss) on investments                                                       200               (93)                 402
                                                                               ---------          ---------            ---------
Net increase (decrease) in net assets resulting from operations                $     273          $   (110)            $    338
                                                                               =========          =========            =========

(25) From inception December 16, 1999  to December 31, 1999
(26) From inception November 17, 1999  to December 31, 1999
(27) From inception September 13, 1999 to December 31, 1999

                        See Notes to Financial Statements


                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999

                                                                                                                        OAKHURST
                                                           ENGEMANN           SENECA MID-           HOLLISTER          GROWTH AND
                                                         NIFTY FIFTY          CAP GROWTH          VALUE EQUITY           INCOME
                                                        SUBACCOUNT(1)        SUBACCOUNT(2)        SUBACCOUNT(3)       SUBACCOUNT(4)
FROM OPERATIONS
        Net investment income (loss)                     $   (3,039)          $     (310)           $      59          $      598
        Net realized gain (loss)                              1,401               10,123                2,911               7,313
        Net unrealized appreciation (depreciation)          126,970               18,360                  (81)              8,507
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) resulting from
          operations                                        125,332               28,173                2,889              16,418
                                                         -----------          -----------           ----------          ----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                913,329               49,845               77,462             238,931
        Participant transfers                                29,343               37,280                  -               (36,769)
        Participant withdrawals                                 -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets
          resulting from participant transactions           942,672               87,125               77,462             202,162
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets             1,068,004              115,298               80,351             218,580
NET ASSETS
        Beginning of period                              -----------          -----------           ----------         -----------
        End of period                                    $1,068,004           $  115,298            $  80,351          $  218,580
                                                         ===========          ===========           ==========         ===========


                                                                               ENGEMANN                               DUFF & PHELPS
                                                        SCHAFER MID-           CAPITAL              OAKHURST           REAL ESTATE
                                                         CAP VALUE             GROWTH              BALANCED             SECURITIES
                                                        SUBACCOUNT(5)        SUBACCOUNT(6)        SUBACCOUNT(7)       SUBACCOUNT(8)
FROM OPERATIONS
        Net investment income (loss)                     $      241           $   (2,647)           $   2,159          $       91
        Net realized gain (loss)                                 (0)              96,369               10,093                 -
        Net unrealized appreciation (depreciation)            1,197              119,514               (3,294)                282
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) resulting from
        operations                                            1,438              213,236                8,958                 373
                                                         -----------          -----------           ----------         -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 61,202            1,271,254              334,828               3,000
        Participant transfers                                   -                 84,992               16,305                 904
        Participant withdrawals                                 -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets
           resulting from participant transactions           61,202            1,356,246              351,133               3,904
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets                62,640            1,569,482              360,091               4,277
NET ASSETS
        Beginning of period                                    -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        End of period                                    $   62,640           $1,569,482            $ 360,091          $    4,277
                                                         ===========          ===========           ==========         ===========


                                                                                                      SENECA             OAKHURST
                                                           ABERDEEN             ABERDEEN            STRATEGIC            STRATEGIC
                                                        INTERNATIONAL           NEW ASIA              THEME             ALLOCATION
                                                        SUBACCOUNT(9)        SUBACCOUNT(10)       SUBACCOUNT(11)      SUBACCOUNT(12)
FROM OPERATIONS
        Net investment income (loss)                     $    9,509           $      (55)          $     (951)         $    1,362
        Net realized gain (loss)                            114,776                  918               39,348               7,327
        Net unrealized appreciation
          (depreciation)                                    (68,313)               1,848               34,587              (2,642)
                                                         -----------          -----------           ----------          ----------
        Net increase (decrease) resulting from
          operations                                         55,972                2,711               72,984               6,047
                                                         -----------          -----------           ----------         -----------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                177,138               53,718              340,671             184,517
        Participant transfers                               916,057              (19,774)              22,522               3,998
        Participant withdrawals                                -                     -                    -                   -
        Net increase (decrease) in net assets            -----------          -----------           ----------         -----------
          resulting from participant transactions         1,093,195               33,944              363,193             188,515
                                                         -----------          -----------           ----------         -----------
        Net increase (decrease) in net assets             1,149,167               36,655              436,177             194,562
NET ASSETS
        Beginning of period                                     -                    -                    -                   -
                                                         -----------          -----------           ----------         -----------
        End of period                                    $1,149,167           $   36,655            $ 436,177          $  194,562
                                                         ===========          ===========           ==========         ===========

                                          See Notes to Financial Statements

                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                              (CONTINUED)

                                                                                GOODWIN               RESEARCH
                                                           GOODWIN            MULTI-SECTOR            ENHANCED         WANGER U.S.
                                                        MONEY MARKET          FIXED INCOME             INDEX            SMALL CAP
                                                       SUBACCOUNT(13)        SUBACCOUNT(14)         SUBACCOUNT(15)    SUBACCOUNT(16)
FROM OPERATIONS
        Net investment income (loss)                     $   10,955           $    1,340            $     2,063         $      (267)
        Net realized gain (loss)                                -                     (0)                76,444                 580
        Net unrealized appreciation (depreciation)              -                 (1,376)                30,658              15,024
                                                         -----------          -----------           ------------        ------------
        Net increase (decrease) resulting from
          operations                                         10,955                  (36)               109,165              15,337
                                                         -----------          -----------           ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                              2,221,063               36,095              1,493,178             165,357
        Participant transfers                              (931,268)              24,769                 49,420               4,263
        Participant withdrawals                                 -                    -                      -                   -
        Net increase (decrease) in net assets            -----------          -----------           ------------        ------------
          resulting from participant transactions         1,289,795               60,864              1,542,598             169,620
                                                         -----------          -----------           ------------        ------------
        Net increase (decrease) in net assets             1,300,750               60,828              1,651,763             184,957
NET ASSETS
        Beginning of period                                     -                    -                      -                   -
                                                         -----------          -----------           ------------        ------------
        End of period                                    $1,300,750           $   60,828            $ 1,651,763         $  184,957
                                                         ===========          ===========           ============        ============


                                                            WANGER
                                                        INTERNATIONAL           WANGER               WANGER              TEMPLETON
                                                          SMALL CAP             TWENTY             FOREIGN FORTY           STOCK
                                                       SUBACCOUNT(17)       SUBACCOUNT(18)        SUBACCOUNT(19)      SUBACCOUNT(20)
FROM OPERATIONS
        Net investment income (loss)                     $      (592)         $     (384)           $       (74)        $       (57)
        Net realized gain (loss)                              33,743               6,789                      4                   1
        Net unrealized appreciation (depreciation)            50,391               5,768                  8,270               2,756
                                                         -----------          -----------           ------------        ------------
        Net increase (decrease) resulting from
        operations                                            83,542              12,173                  8,200               2,700
                                                         -----------          -----------           -----------         ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 167,415             134,850                 31,253              29,174
        Participant transfers                                (84,447)            (93,622)                   -                 4,633
        Participant withdrawals                                  -                                          -                   -
                                                         -----------          -----------           -----------         ------------
        Net increase (decrease) in net assets
          resulting from participant transactions             82,968              41,228                 31,253              33,807
                                                         -----------          -----------           -----------         ------------
        Net increase (decrease) in net assets                166,510              53,401                 39,453              36,507
NET ASSETS
        Beginning of period                                      -                   -                      -                   -
                                                         -----------          -----------           -----------         ------------
        End of period                                    $   166,510          $   53,401            $    39,453         $    36,507
                                                         ===========          ===========           ===========         ============


                                                                                                    TEMPLETON            MUTUAL
                                                       TEMPLETON ASSET        TEMPLETON             DEVELOPING           SHARES
                                                         ALLOCATION         INTERNATIONAL            MARKETS           INVESTMENTS
                                                       SUBACCOUNT(21)       SUBACCOUNT(22)         SUBACCOUNT(23)     SUBACCOUNT(24)
FROM OPERATIONS
        Net investment income (loss)                     $    (1,491)         $   (2,252)           $       (61)        $       (41)
        Net realized gain (loss)                                  (2)                  6                    870                  (0)
        Net unrealized appreciation (depreciation)            27,915              54,396                    341               1,315
                                                         ------------         -----------           ------------        ------------
        Net increase (decrease) resulting from
          operations                                          26,422              52,150                  1,150               1,274
                                                         ------------         -----------           ------------        ------------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                 296,250             442,658                 39,085              65,035
        Participant transfers                                  1,266               1,809                (21,592)                637
        Participant withdrawals                                  -                   -                    -                     -
                                                         ------------         -----------           ------------        ------------
        Net increase (decrease) in net assets
          resulting from participant transactions            297,516             444,467                 17,493              65,672
                                                         ------------         -----------           ------------        ------------
        Net increase (decrease) in net assets                323,938             496,617                 18,643              66,946
NET ASSETS
        Beginning of period                                      -                   -                      -                   -
                                                         ------------         -----------           ------------        ------------
        End of period                                    $   323,938          $  496,617            $    18,643         $    66,946
                                                         ============         ===========           ============        ============

                                          See Notes to Financial Statements


                                                  STATEMENT OF CHANGES IN NET ASSETS
                                                FOR THE PERIOD ENDED DECEMBER 31, 1999
                                                              (CONTINUED)

                                                                                         FEDERATED            FEDERATED
                                                                    EAFE EQUITY          U.S. GOV'T          HIGH INCOME
                                                                       INDEX           SECURITIES II         BOND FUND II
                                                                   SUBACCOUNT(25)      SUBACCOUNT(26)       SUBACCOUNT(27)
FROM OPERATIONS
        Net investment income (loss)                                 $     73             $    (17)             $    (64)
        Net realized gain (loss)                                          142                   (0)                    0
        Net unrealized appreciation (depreciation)                         58                  (93)                  402
                                                                     --------             ---------             ---------
        Net increase (decrease) resulting from operations                 273                 (110)                  338
                                                                     --------             ---------             ---------
FROM ACCUMULATION UNIT TRANSACTIONS
        Participant deposits                                            4,501                9,917                 3,375
        Participant transfers                                              -                   -                  17,154
        Participant withdrawals                                            -                   -                     -
                                                                     --------             ---------             ---------
        Net increase (decrease) in net assets resulting
             from participant transactions                              4,501                9,917                20,529
                                                                     --------             ---------             ---------
        Net increase (decrease) in net assets                           4,774                9,807                20,867
NET ASSETS
        Beginning of period                                                -                   -                     -
                                                                     --------             ---------             ---------
        End of period                                                $  4,774             $  9,807              $ 20,867
                                                                     ========             =========             =========

           Footnotes for Statement of Changes in Net Assets
               For the period ended December 31, 1999

(1) From inception August 19,1999      to December 31, 1999
(2) From inception September 2, 1999   to December 31, 1999
(3) From inception November 22, 1999   to December 31, 1999
(4) From inception September 20, 1999  to December 31, 1999
(5) From inception November 22, 1999   to December 31, 1999
(6) From inception August 19, 1999     to December 31, 1999
(7) From inception October 21, 1999    to December 31, 1999
(8) From inception December 1, 1999    to December 31, 1999
(9) From inception October 13, 1999    to December 31, 1999
(10) From inception September 2, 1999  to December 31, 1999
(11) From inception September 2, 1999  to December 31, 1999
(12) From inception October 29, 1999   to December 31, 1999
(13) From inception August 27, 1999    to December 31, 1999
(14) From inception November 1, 1999   to December 31, 1999
(15) From inception August 19, 1999    to December 31, 1999
(16) From inception September 2, 1999  to December 31, 1999
(17) From inception September 2, 1999  to December 31, 1999
(18) From inception September 2, 1999  to December 31, 1999
(19) From inception September 2, 1999  to December 31, 1999
(20) From inception September 14, 1999 to December 31, 1999
(21) From inception August 19, 1999    to December 31, 1999
(22) From inception August 19, 1999    to December 31, 1999
(23) From inception September 2, 1999  to December 31, 1999
(24) From inception November 22, 1999  to December 31, 1999
(25) From inception December 16, 1999  to December 31, 1999
(26) From inception November 17, 1999  to December 31, 1999
(27) From inception September 13, 1999 to December 31, 1999

                        See Notes to Financial Statements

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
   PHL Variable Accumulation Account (the "Account") is a separate investment account of PHL Variable Insurance Company ("PHL Variable"). The Account is organized as a unit investment trust and currently consists of 34 Subaccounts, and invests in a corresponding series (the "Series") of The Phoenix Edge Series Fund, Wanger Advisors Trust, the Templeton Variable Products Series Fund, BT Insurance Funds Trust, Federated Insurance Series, and Morgan Stanley Dean Witter Universal Funds, Inc. (the "Funds"). As of December 31, 1999, 27 of the available 34 Subaccounts were invested in a corresponding series.

   Each Series has distinct investment objectives. The Phoenix-Engemann Nifty Fifty Series seeks to achieve long-term capital appreciation investing in approximately 50 different securities which offer the potential for long-term growth of capital. The Phoenix-Seneca Mid-Cap Growth Series seeks capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Phoenix-Hollister Value Equity Series seeks to achieve long-term capital appreciation and income by investing in a diversified portfolio of common stocks which meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price. The Phoenix-Oakhurst Growth and Income Series seeks as its investment objective, dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Schafer Mid-Cap Value Series seeks to achieve long-term capital appreciation with current income as the secondary investment objective by investing in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value. The Phoenix-Engemann Capital Growth Series seeks to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Oakhurst Balanced Series seeks to provide reasonable income, long-term growth and conservation of capital. The Phoenix-Duff & Phelps Real Estate Securities Series seeks to achieve capital appreciation and income with approximately equal emphasis through investments in real estate investment trusts and companies that operate, manage, develop or invest in real estate. The Phoenix-Aberdeen International Series seeks as its investment objective a high total return consistent with reasonable risk by investing primarily in an internationally diversified portfolio of equity securities. The Phoenix-Aberdeen New Asia Series seeks to provide long-term capital appreciation by investing primarily in diversified equity securities of issuers organized and principally operating in Asia, excluding Japan. The Phoenix-Seneca Strategic Theme Series seeks long-term appreciation of capital by investing in securities that the adviser believes are well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Phoenix-Oakhurst Strategic Allocation Series seeks to realize as high a level of total rate of return over an extended period of time as is considered consistent with prudent investment risk by investing in three market segments: stocks, bonds and money market instruments. The Phoenix-Goodwin Money Market Series seeks to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to provide long-term total return by investing in a diversified portfolio of high yield and high quality fixed income securities. The Phoenix Research Enhanced Index Series seeks high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the Standard & Poor's 500 Composite Stock Price Index. The Wanger U.S. Small Cap Series invests in growth common stock of U.S. companies with stock market capitalization of less than $1 billion. The Wanger International Small Cap Series invests in securities of non-U.S. companies with a stock market capitalization of less than $1 billion. The Wanger Twenty Series invests in growth common stock of U.S. companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 20 to 25 U.S. companies. The Wanger Foreign Forty Series invests in equity securities of foreign companies with market capitalizations of $1 billion to $10 billion, focusing its investments in 40 to 60 companies in the developed markets. The Templeton Stock Fund is a capital growth common stock fund. The Templeton Asset Allocation Fund invests in stocks and debt obligations of companies and governments and money market instruments seeking high total return. The Templeton International Fund invests in stocks and debt obligations of companies and governments outside the United States. The Templeton Developing Markets Fund seeks long-term capital appreciation by investing in equity securities of issuers in countries having developing markets. The Mutual Shares Investments Fund is a capital appreciation fund with income as a secondary objective. The EAFE(R) Equity Index Fund seeks to match the performance of the Morgan Stanley Capital International EAFE(R) Index, by investing in a statistically selected sample of the securities found in the matching fund. The Federated Fund for U.S. Government Securities II Series seeks high current income by investing in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Federated High Income Bond Fund II Series seeks high current income by investing in a diversified portfolio of high-yield, lower-rated corporate bonds. The Phoenix-Bankers Trust Dow 30 Series seeks to track the total return of the Dow Jones Industrial AverageSM before fund expenses. The Phoenix-Federated U.S. Government Bond Series seeks to maximize total return by investing in debt obligations of the U.S. Government, its agencies and instrumentalities. The Phoenix-Janus Equity Income Series seeks current income and long-term capital growth. The Phoenix-Janus Growth Series seeks long-term capital growth, consistent with the preservation of capital. The Phoenix-Janus Flexible Income Series seeks to obtain maximum total return, consistent with the preservation of capital. The Phoenix-Morgan Stanley Focus Equity Series seeks capital appreciation by investing primarily in equity securities. The Technology Portfolio seeks long-term capital appreciation by investing in equity securities involved with technology and technology-related industries. Additionally, policyowners also may direct the allocation of their investments between the Account and the Guaranteed Interest Account of the general account of Phoenix.

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the net asset values per share of the respective Series.
   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the Funds as well as gains and losses on sales of shares in the Funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable Insurance Company and, under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3----PURCHASES AND SALES OF SHARES OF THE FUNDS
        Purchases and sales of shares of the Funds for the period ended December 31, 1999 aggregated the following:

SUBACCOUNT                                                                          PURCHASES                       SALES
----------                                                                          ---------                       -----
The Phoenix Edge Series Fund:
        Engemann Nifty Fifty                                                     $   1,026,177                $     85,508
        Seneca Mid-Cap Growth                                                          178,312                      88,691
        Hollister Value Equity                                                          80,480                         -
        Oakhurst Growth and Income                                                     300,688                      95,200
        Schafer Mid-Cap Value                                                           61,460                           1
        Engemann Capital Growth                                                      1,455,766                       4,366
        Oakhurst Balanced                                                              363,650                           2
        Duff & Phelps Real Estate Securities                                             3,998                         -
        Aberdeen International                                                       6,633,685                   5,437,513
        Aberdeen New Asia                                                               57,726                      23,813
        Seneca Strategic Theme                                                         493,926                      95,203
        Oakhurst Strategic Allocation                                                  197,388                         -
        Goodwin Money Market                                                         7,875,801                   6,573,770
        Goodwin Multi-Sector Fixed Income                                               62,265                          12
        Research Enhanced Index                                                      1,638,210                      15,381
Wanger Advisors Trust:
        Wanger U.S. Small Cap                                                          202,269                      32,781
        Wanger International Small Cap                                                 210,192                     127,569
        Wanger Twenty                                                                  134,872                      93,951
        Wanger Foreign Forty                                                            31,253                          49
Templeton Variable Products Series Fund:
        Templeton Stock                                                                 33,808                          24
        Templeton Asset Allocation                                                     297,516                       1,119
        Templeton International                                                        444,466                       1,688
        Templeton Developing Markets                                                    39,085                      21,651
        Mutual Shares Investments                                                       65,671                           5
BT Insurance Funds Trust:
        EAFE Equity Index                                                                4,718                         -
Federated Insurance Series:
        Federated U.S. Gov't Securities II                                               9,917                           5
        Federated High Income Bond Fund II                                              20,527                          39

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4----PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 1999 (IN UNITS)


                                                                         SUBACCOUNT
                           ----------------------------------------------------------------------------------------------------
                                                                                   OAKHURST                           ENGEMANN
                             ENGEMANN         SENECA MID-        HOLLISTER         GROWTH AND     SCHAFER MID-         CAPITAL
                            NIFTY FIFTY       CAP GROWTH       VALUE EQUITY         INCOME         CAP VALUE           GROWTH
                           ------------      ------------      ------------     ------------     ------------     -------------
Units outstanding,
 beginning of period                 -                 -                 -                 -               -                 -
Participant deposits           423,964            20,862            37,916           117,785          31,404           584,815
Participant transfers           15,928            19,527                 -           (16,929)              -            39,623
Participant withdrawals              -                 -                 -                 -               -                 -
                           ------------      ------------      ------------     -------------    ------------     -------------
Units outstanding,
 end of period                 439,892            40,389            37,916           100,856          31,404           624,438
                           ============      ============      ============     ============     ============     =============

                                             DUFF & PHELPS                                           SENECA         OAKHURST
                             OAKHURST         REAL ESTATE        ABERDEEN          ABERDEEN        STRATEGIC        STRATEGIC
                             BALANCED         SECURITIES       INTERNATIONAL       NEW ASIA          THEME         ALLOCATION
                           ------------      ------------      ------------     ------------     ------------     -------------
Units outstanding,
 beginning of period                 -                 -                 -                -                -                 -
Participant deposits           156,170             1,527            80,705           25,379          148,269            90,497
Participant transfers            7,972               452           409,412           (9,371)          15,501             1,987
Participant withdrawals              -                 -                 -                -                -                 -
                           ------------      ------------      ------------     ------------     ------------     -------------
Units outstanding,
 end of period                 164,142             1,979           490,117           16,008          163,770          92,484
                           ============      ============      ============     ============     ============     =============

                                             GOODWIN MULTI-      RESEARCH                          WANGER
                             GOODWIN          SECTOR FIXED       ENHANCED        WANGER U.S.     INTERNATIONAL       WANGER
                           MONEY MARKET          INCOME           INDEX          SMALL CAP        SMALL CAP          TWENTY
                           ------------      ------------      ------------     ------------     ------------     -------------
Units outstanding,
 beginning of period                 -                 -                 -                -                -                 -
Participant deposits         1,104,269            17,636           738,667           76,828           76,244            65,659
Participant transfers         (462,256)           12,231            25,111            2,769          (23,690)          (42,997)
Participant withdrawals              -                -                  -                -                -                 -
                           ------------      ------------      ------------     ------------     ------------     -------------
Units outstanding,
 end of period                 642,013            29,867           763,778           79,597           52,554            22,662
                           ============      ============      ============     ============     ============     =============

                                                                TEMPLETON                         TEMPLETON         MUTUAL
                              WANGER           TEMPLETON          ASSET          TEMPLETON        DEVELOPING        SHARES
                          FOREIGN FORTY         STOCK           ALLOCATION      INTERNATIONAL      MARKETS        INVESTMENTS
                           ------------      ------------      ------------     ------------     ------------     -------------
Units outstanding,
 beginning of period                 -                 -                 -                -                -                 -
Participant deposits            12,831            14,057           148,107          221,168           19,270            32,476
Participant transfers                -             2,316               618              873          (10,391)              320
Participant withdrawals              -                 -                 -                -                -                 -
                           ------------      ------------      ------------     ------------     ------------     ------------
Units outstanding,
 end of period                  12,831            16,373           148,725          222,041            8,879            32,796
                           ============      ============      ============     ============     ============     ============

                                             FEDERATED U.S.     FEDERATED
                           EAFE EQUITY           GOV'T         HIGH INCOME
                              INDEX          SECURITIES II     BOND FUND II
                           ------------      ------------      ------------
Units outstanding,
 beginning of Period                 -                 -                 -
Participant deposits             2,250                 -             1,668
Participant transfers                -             4,958             8,645
Participant withdrawals              -                 -                 -
Units outstanding,        ------------      ------------      ------------
 end of period                   2,250             4,958            10,313
                          ============      ============      ============

                        PHL VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   PHL Variable Insurance Company and its indirect affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   PHL Variable Insurance Company assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, PHL Variable Insurance Company charges each Subaccount the daily equivalent of 0.40%, 0.875% and 0.125% on an annual basis for mortality, expense risks and daily administrative fees, respectively.

   As compensation for administrative services provided to the Account, Phoenix additionally receives $35 per year from each contract, which is deducted from the Subaccount holding the assets of the participant, or on a pro-rata basis from two or more Subaccounts in relation to their values under the contract. Such costs aggregated $0 during the period ended December 31, 1999.

   PEPCO is the principal underwriter and distributor for the Account. PEPCO is reimbursed for its distribution and underwriting expenses by PHL Variable Insurance Company.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 6--DISTRIBUTION OF NET INCOME

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 7--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

   The Internal Revenue Service has issued regulations under Section 817(h) of the Code. PHL Variable Insurance Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

                        REPORT OF INDEPENDENT ACCOUNTANTS

[Logo] PRICEWATERHOUSECOOPERS

To the Board of Directors of PHL Variable Insurance Company and Participants of
   PHL Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts:
Engemann Nifty Fifty, Seneca Mid-Cap Growth, Hollister Value Equity, Oakhurst Growth and Income, Schafer Mid-Cap Value, Engemann Capital Growth, Oakhurst Balanced, Duff & Phelps Real Estate Securities, Aberdeen International, Aberdeen New Asia, Seneca Strategic Theme, Oakhurst Strategic Allocation, Goodwin Money Market, Goodwin Multi-Sector Fixed Income, Research Enhanced Index, Wanger U.S. Small Cap, Wanger International Small Cap, Wanger Twenty, Wanger Foreign Forty, Templeton Stock, Templeton Asset Allocation, Templeton International, Templeton Developing Markets, Mutual Shares Investments, EAFE Equity Index, Federated U.S. Government Securities II and Federated High Income Bond Fund II (constituting the PHL Variable Accumulation Account, hereafter referred to as the "Account") at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1999 by correspondence with fund custodians or transfer agents, provides a reasonable basis for the opinion expressed above.



/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Hartford, Connecticut
March 10, 2000

PHL VARIABLE ACCUMULATION ACCOUNT
PHL Variable Insurance Company
One American Row
Hartford, Connecticut 06115

UNDERWRITER
Phoenix Equity Planning Corporation
P.O. Box 2200
100 Bright Meadow Boulevard
Enfield, Connecticut 06083-2200


CUSTODIANS
The Chase Manhattan Bank, N.A.
1 Chase Manhattan Plaza
Floor 3B
New York, New York 10081

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust
P.O. Box 351
Boston, Massachusetts 02101


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

-----------------------------

         PHL VARIABLE
         INSURANCE COMPANY
         FINANCIAL STATEMENTS
         DECEMBER 31, 1999

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE

Report of Independent Accountants ..........................................B-23

Balance Sheet at December 31, 1999 and 1998 ................................B-24

Statement of Income, Comprehensive Income and Equity for the Years Ended
 December 31, 1999, 1998 and 1997 ..........................................B-25

Statement of Cash Flows for the Years Ended
 December 31, 1999, 1998 and 1997 ..........................................B-26

Notes to Financial Statements  ........................................B-27-B-38

[logo]PricewaterhouseCoopers LLP

                                                 PricewaterhouseCoopers LLP
                                                 100 Pearl Street
                                                 Hartford CT 06103-4508
                                                 Telephone(860) 241 7000
                                                 Facsimile(860) 241 7590





                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of PHL Variable Insurance Company

In our opinion, the accompanying balance sheet and the related statements of income, comprehensive income and equity and cash flows present fairly, in all material respects, the financial position of PHL Variable Insurance Company at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


/s/PricewaterhouseCoopers LLP
February 15, 2000

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
BALANCE SHEET
--------------------------------------------------------------------------------

                                                                     DECEMBER 31,
                                                                 1999           1998
                                                                    (IN THOUSANDS)
ASSETS
Investments:
Held-to-maturity debt securities, at amortized cost           $    10,298     $   3,840
Available-for-sale debt securities, at fair value                  55,840        36,480
Policy loans                                                          522           249
Other invested assets                                               1,052         1,064
                                                              -----------     ---------
Total investments                                                  67,712        41,633

Cash and cash equivalents                                          23,039         7,320
Accrued investment income                                             786           511
Deferred policy acquisition costs                                  61,806        36,686
Deferred income taxes                                                             2,178
Deferred and uncollected premiums                                   6,300         1,872
Other assets                                                        4,394         1,860
Goodwill                                                              451           553
Separate account assets                                         1,257,947       782,496
                                                              -----------     ---------
Total assets                                                  $ 1,422,435     $ 875,109
                                                              ===========     =========

LIABILITIES
Contractholders' funds at interest                            $    64,230     $  39,690
Reserves for future policy benefits                                13,910         2,736
Deferred income taxes                                                 209
Other liabilities                                                   7,950         6,077
Separate account liabilities                                    1,257,947       782,496
                                                              -----------     ---------
Total liabilities                                               1,344,246       830,999
                                                              -----------     ---------

EQUITY
Common stock, $5,000 par value (1,000
 shares authorized, 500 shares issued and outstanding)              2,500         2,500
Additional paid-in capital                                         64,864        35,864
Retained earnings                                                  11,538         5,539
Accumulated other comprehensive (loss) income                        (713)          207
                                                              -----------     ---------
Total equity                                                       78,189        44,110
                                                              -----------     ---------

Total liabilities and equity                                  $ 1,422,435     $ 875,109
                                                              ===========     =========


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF INCOME, COMPREHENSIVE INCOME AND EQUITY
--------------------------------------------------------------------------------

                                                                      YEAR ENDED DECEMBER 31,
                                                            1999               1998                1997
                                                                          (IN THOUSANDS)
REVENUES
Premiums                                                  $   9,838          $   6,280            $    230
Insurance and investment product fees                        20,948             10,998               5,050
Net investment income                                         3,891              2,458               1,543
Net realized investment gains                                     7                 40
                                                          ----------       -----------           ---------

Total revenues                                               34,684             19,776               6,823
                                                          ----------       -----------           ---------

BENEFITS, LOSSES AND EXPENSES
Policy benefits and payments                                  9,248              3,964               1,092
Policy acquisition expenses                                   5,126              4,006               1,310
Other operating expenses                                     11,081              5,359               2,915
                                                          ----------       -----------           ---------

Total benefits, losses and expenses                          25,455             13,329               5,317
                                                          ----------       -----------           ---------

INCOME BEFORE INCOME TAXES                                    9,229              6,447               1,506

Income taxes                                                  3,230              2,257                 553
                                                          ----------       -----------           ---------

NET INCOME                                                    5,999              4,190                 953
                                                          ----------       -----------           ---------

OTHER COMPREHENSIVE (LOSS) INCOME,
 NET OF INCOME TAXES
Unrealized (losses) gains on securities
 arising during period                                         (913)               166                  37
Reclassification adjustment for
 losses included in net income                                   (7)               (40)
                                                          ----------       -----------           ---------
Total other comprehensive (loss) income                        (920)               126                  37
                                                          ----------       -----------           ---------

COMPREHENSIVE INCOME                                          5,079              4,316                 990

Capital contributions                                        29,000             17,000               5,000
                                                          ----------       -----------           ---------
NET INCREASE IN EQUITY                                       34,079             21,316               5,990
EQUITY, BEGINNING OF YEAR                                    44,110             22,794              16,804
                                                          ----------       -----------           ---------

EQUITY, END OF YEAR                                       $  78,189        $    44,110           $  22,794
                                                          =========        ===========           =========




        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                     YEAR ENDED DECEMBER 31,
                                                           1999              1998               1997
                                                                       (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES
Net income                                             $   5,999          $   4,190           $    953

ADJUSTMENTS TO RECONCILE NET INCOME
 TO NET CASH USED FOR OPERATING ACTIVITIES
Net realized investment gains                                 (7)               (40)
Amortization                                                 102                107                 96
Deferred income taxes                                      2,883               (987)              (916)
Increase in accrued investment income                       (275)              (254)               (49)
Increase in deferred policy acquisition costs            (24,137)           (15,815)           (11,453)
Increase (decrease) in other assets/liabilities            6,085              1,881               (973)
Other, net                                                                                        (209)
                                                       ----------         ---------          ---------
Net cash used for operating activities                    (9,350)           (10,918)           (12,551)
                                                       ----------         ---------          ---------

CASH FLOW FROM INVESTING ACTIVITIES
Proceeds from sales, maturities or repayments of
 available-for-sale debt securities                       11,664             14,133              4,665
Proceeds from maturities or repayments of
 held-to-maturity debt securities                            623                634                212
Purchase of available-for-sale debt securities           (33,397)           (28,360)           (11,003)
Purchase of held-to-maturity debt securities              (7,000)            (1,216)            (1,529)
Increase in policy loans                                    (273)              (249)
Investment in separate accounts                                                                 (1,000)
Other, net                                                   (88)              (177)
                                                       ----------         ---------          ---------
Net cash used for investing activities                   (28,471)           (15,235)            (8,655)
                                                       ----------         ---------          ---------

CASH FLOW FROM FINANCING ACTIVITIES
Capital contributions from parent                         29,000             17,000              5,000
Increase in contractholder funds                          24,540             14,759             16,098
                                                       ----------         ---------          ---------
Net cash provided by financing activities                 53,540             31,759             21,098
                                                       ----------         ---------          ---------

NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS      15,719              5,606               (108)

CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR               7,320              1,714              1,822
                                                       ----------         ---------          ---------

CASH AND CASH EQUIVALENTS, END OF YEAR                 $  23,039          $   7,320          $   1,714
                                                       =========          =========          =========

SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net                                 $   3,338          $   1,711          $   2,044


        The accompanying notes are an integral part of these statements.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   DESCRIPTION OF BUSINESS

     PHL Variable Insurance Company (PHL Variable) offers variable annuity and non-participating life insurance products in the United States. PHL Variable is a wholly-owned subsidiary of PM Holdings, Inc. PM Holdings is a wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company (Phoenix).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates used in determining insurance and contractholder liabilities, related reinsurance recoverables, income taxes and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to the 1998 and 1997 amounts to conform with the 1999 presentation.

     VALUATION OF INVESTMENTS

     Investments in debt securities include bonds, mortgage-backed and asset-backed securities. PHL Variable classifies its debt securities as either held-to-maturity or available-for-sale investments. Debt securities held-to-maturity consist of private placement bonds reported at amortized cost, net of impairments, that management intends and has the ability to hold until maturity. Debt securities available-for-sale are reported at fair value with unrealized gains or losses included in equity and consist of public bonds that management may not hold until maturity. Debt securities are considered impaired when a decline in value is considered to be other than temporary.

     Short-term investments are carried at amortized cost, which approximates fair value.

     Realized investment gains and losses, other than those related to separate accounts for which PHL Variable does not bear the investment risk, are determined by the specific identification method and reported as a component of revenue. A realized investment loss is recorded when an investment valuation reserve is determined. Valuation reserves are netted against the asset categories to which they apply and changes in the valuation reserves are included in realized investment gains and losses. Unrealized investment gains and losses on debt securities available-for-sale are included as a separate component of equity, net of deferred income taxes and deferred policy acquisition costs.

     CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand and money market instruments.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     DEFERRED POLICY ACQUISITION COSTS

     The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition at the end of each accounting period.

     For universal life insurance policies, limited pay and investment type contracts, deferred policy acquisition costs are amortized in proportion to total estimated gross profits over the expected average life of the contracts using estimated gross margins arising principally from investment, mortality and expense margins and surrender charges based on historical and anticipated experience, updated at the end of each accounting period.

     GOODWILL

     Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. The costs are amortized on the straight-line method over a period of 10 years, the expected period of benefit from the acquisition. Management periodically reevaluates the propriety of the carrying value of goodwill by comparing estimates of future undiscounted cash flows to the assets. Assets are considered impaired if the carrying value exceeds the expected future undiscounted cash flows.

     SEPARATE ACCOUNTS

     Separate account assets and liabilities are funds maintained in accounts to meet specific investment objectives of contractholders who can either choose to bear the full investment risk or can choose guaranteed investment earnings subject to certain conditions.

     For contractholders who bear the investment risk, investment income and investment gains and losses accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of PHL Variable. The assets and liabilities are carried at market value. Net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Amounts assessed to the contractholders for management services are included in PHL Variable's revenues.

     For Market Value Adjusted separate accounts, contractholders receive interest at a guaranteed rate if the account is held until maturity. In these separate accounts, appreciation or depreciation of assets, undistributed net investment income and investment or other sundry expenses is reflected as net income or loss in PHL Variable's interest in the separate accounts. Contractholders receive a distribution of interest at a guaranteed interest rate on this annuity option provided funds are not withdrawn from the separate account before the end of their elected guarantee period.

     CONTRACTHOLDERS' FUNDS AT INTEREST

     Contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT PRODUCT FEES

     Revenues for investment-type products consist of net investment income and contract charges assessed against the fund values (fees). Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges.

     POLICY LIABILITIES AND ACCRUALS

     Reserves for future policy benefits are liabilities for life insurance products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. Policy liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to assumed rates of interest, mortality, morbidity and withdrawals. Liabilities for universal life policies include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality charges.

     PREMIUM AND FEE REVENUE AND RELATED EXPENSES

     Term life insurance premiums are recorded as premium revenue on a pro-rata basis over each policy year. Benefits, losses and related expenses are matched with premiums over the related contract periods. Revenues for variable annuity products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses primarily consist of net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

     INCOME TAXES

     For the tax year ended December 31, 1999, PHL Variable will file a separate federal income tax return as required under Internal Revenue Code Section 1504(c). PHL Variable has been filing on a separate company basis since December 31, 1996.

     Deferred income taxes result from temporary differences between the tax basis of assets and liabilities and their recorded amounts for financial reporting purposes. These differences result primarily from policy liabilities, accruals and surrenders, policy acquisition expenses and unrealized gains or losses on investments.

     EMPLOYEE BENEFIT PLANS

     Phoenix sponsors pension and savings plans for its employees and agents, and those of its subsidiaries. The multi-employer qualified plans comply with requirements established by the Employee Retirement Income Security Act of 1974 (ERISA) and excess benefit plans provide for that portion of pension obligations which is in excess of amounts permitted by ERISA. Phoenix also provides certain health care and life insurance benefits for active and retired employees. PHL Variable incurs applicable employee benefit expenses through the process of cost allocation by Phoenix.

     Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is omitted,

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     as the information is not separately calculated for PHL Variable's participation in the plans. The amount of such allocated benefits is not significant to the financial statements. However, with respect to the Phoenix Home Life Mutual Insurance Company employee pension plan, the total assets of the plan exceeded the actuarial present value of vested benefits at January 1, 1999, the date of the most recent actuarial valuation.

     RECENT ACCOUNTING PRONOUNCEMENTS

     In June, 1999, The Financial Accounting Standards Board issued Statement of Financial Accounting Standards (SFAS) No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133." Because of the complexities associated with transactions involving derivative instruments and their prevalent use as hedging instruments and, because of the difficulties associated with the implementation of Statement 133, the effective date of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" was delayed until fiscal years beginning after June 15, 2000. SFAS No. 133, initially issued on June 15, 1998, requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and, if it is, the type of hedge transaction. For fair-value hedge transactions in which PHL Variable is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instrument will generally be offset in the income statement by changes in the hedged item's fair value. For cash-flow hedge transactions, in which PHL Variable is hedging the variability of cashflows related to a variable-rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified as earnings in the period in which earnings are impacted by the variability of the cash flows of the hedged item. The ineffective portion of all hedges will be recognized in current period earnings.

     PHL Variable has not yet determined the impact that the adoption of SFAS No. 133 will have on its earnings or statement of financial position.

     PHL Variable adopted SFAS No. 130, "Reporting Comprehensive Income," as of January 1, 1998. This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of financial statements. This statement defines the components of comprehensive income as those items that were previously reported only as components of equity and were excluded from net income.

     On January 1, 1999, PHL Variable adopted Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 provides guidance for assessments related to insurance activities. The adoption of SOP 97-3 did not have a material impact on the Company's results from operations or financial position.

     In 1998, the NAIC adopted the Codification of Statutory Accounting Principles guidance, which will replace the current Accounting Practices and Procedures manual as the NAIC's primary guidance on statutory accounting. The Codification provides guidance for areas where statutory accounting has been silent and changes current statutory accounting in some areas, e.g., deferred income taxes are recorded.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The State of Connecticut Insurance Department has adopted the Codification guidance, effective January 1, 2001. The Company has not estimated the potential effect of the Codification guidance.

3.   INVESTMENTS

     Information pertaining to PHL Variable's investments, net investment income and realized and unrealized investment gains and losses follows:

     DEBT SECURITIES

     The amortized cost and fair value of investments in debt securities as of December 31, 1999 were as follows:

                                                                        GROSS            GROSS
                                                     AMORTIZED        UNREALIZED       UNREALIZED         FAIR
                                                        COST            GAINS            LOSSES          VALUE
                                                                            (IN THOUSANDS)

     HELD-TO-MATURITY:
     Corporate securities                               $  10,298          $   136         $   (169)      $  10,265
                                                        =========          =======         ========       =========

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                   $   6,475          $     3         $   (156)      $   6,322
     State and political subdivision bonds                 10,366                              (343)         10,023
     Corporate securities                                  16,637                              (983)         15,654
     Mortgage-backed or
      asset-backed securities                              24,194                              (353)         23,841
                                                        ---------          -------         --------       ---------

     Total                                              $  57,672          $     3         $ (1,835)      $  55,840
                                                        =========          =======         ========       =========



     The amortized cost and fair value of investments in debt securities as of December 31, 1998 were as follows:

                                                                           GROSS          GROSS
                                                         AMORTIZED       UNREALIZED     UNREALIZED        FAIR
                                                           COST            GAINS          LOSSES          VALUE
                                                                             (IN THOUSANDS)

     HELD-TO-MATURITY:
     Corporate securities                                $  3,840         $    27        $   (126)       $  3,741
                                                         --------         -------        --------        --------

     AVAILABLE-FOR-SALE:
     U.S. government and agency bonds                    $  6,515         $   290        $     (9)       $  6,796
     State and political subdivision bonds                  9,485             126             (21)          9,590
     Corporate securities                                  13,605             187             (81)         13,711
     Mortgage-backed or
      asset-backed securities                               6,308              80              (5)          6,383
                                                         --------         -------        --------        --------

     Total                                               $ 35,913         $   683        $   (116)       $ 36,480
                                                         ========         =======        ========        ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     The amortized cost and fair value of debt securities, by contractual maturity, as of December 31, 1999 are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or PHL Variable may have the right to put or sell the obligations back to the issuers.

                                                              HELD-TO-MATURITY                AVAILABLE-FOR-SALE
                                                          AMORTIZED           FAIR         AMORTIZED           FAIR
                                                             COST            VALUE            COST            VALUE
                                                                                 (IN THOUSANDS)

     Due in one year or less                              $   1,732        $   1,726       $     500        $     500
     Due after one year through five years                    6,676            6,654          14,282           13,737
     Due after five years through ten years                   1,890            1,884           9,903            9,664
     Due after ten years                                                                       8,793            8,098
     Mortgage-backed or
      asset-backed securities                                                                 24,194           23,841
                                                          ---------        ---------       ---------        ---------

     Total                                                $  10,298        $  10,264       $  57,672        $  55,840
                                                          =========        =========       =========        =========



     NET INVESTMENT INCOME

     The components of net investment income for the year ended December 31, were as follows:

                                                                      1999            1998            1997
                                                                                 (IN THOUSANDS)

     Debt securities                                                $  3,362         $  2,142        $  1,301
     Policy loans                                                          7                1
     Other invested assets                                                20                9
     Short-term investments                                              561              344             269
                                                                    --------         --------        --------

                                                                       3,950            2,496           1,570
     Less investment expenses                                             59               38              27
                                                                    --------         --------        --------

     Net investment income                                          $  3,891         $  2,458        $  1,543
                                                                    ========         ========        ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     INVESTMENT GAINS AND LOSSES

     Net unrealized (losses) gains and on securities available-for-sale and carried at fair value for the year ended December 31, were as follows:

                                                                      1999             1998            1997
                                                                                 (IN THOUSANDS)

     Debt securities                                               $  (2,399)         $   333         $    87
     Deferred policy acquisition costs                                   983             (139)            (30)
     Deferred income taxes (benefits)                                   (496)              68              20
                                                                   ---------          -------         -------

     Net unrealized investment (losses) gains
      on securities available-for-sale                             $    (920)         $   126         $    37
                                                                   =========          =======         =======

     The proceeds from sales of available-for-sale debt securities for the years ended December 31, 1999, 1998 and 1997 were $6.0 million, $10.0 million and $0.2 million, respectively. The gross realized gains or losses associated with these sales were $7.4 thousand, $37.7 thousand and ($0.3) thousand in 1999, 1998 and 1997, respectively.

4.   GOODWILL

     PHL Variable was acquired by way of a stock purchase agreement on May 31, 1994 and was accounted for under the purchase method of accounting. The assets and liabilities were recorded at fair value as of the date of acquisition and the goodwill of $1.02 million was pushed down to PHL Variable from PM Holdings.

     Goodwill was as follows:

                                                   DECEMBER 31,
                                              1999             1998
                                                  (IN THOUSANDS)

     Goodwill                               $  1,020         $  1,020
     Accumulated amortization                   (569)            (467)
                                            --------         --------

     Total                                  $    451         $    553
                                            ========         ========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   INCOME TAXES

     A summary of income taxes (benefits) in the Statement of Income, Comprehensive Income and Equity for the year ended December 31, is as follows:

                               1999            1998             1997
     Income taxes:

      Current               $    347        $   3,244        $  1,469
      Deferred                 2,883             (987)           (916)
                            --------        ---------        --------

     Total                  $  3,230        $   2,257        $    553
                            ========        =========        ========


     The income taxes attributable to the results of operations are different than the amounts determined by multiplying income before taxes by the statutory income tax rate. The sources of the difference and the tax effects of each for the year ended December 31, were as follows (in thousands, aside from the percentages):

                                                           1999               1998               1997

     Income tax expense at statutory rate                $3,230    35%      $2,256     35%      $ 527    35%
     Dividend received deduction and                         (1)    0%                  0%          1     0%
      tax-exempt interest
     State income tax expense
     Other, net                                               1     0%           1      0%         25     2%
                                                         ------             ------              -----

     Income taxes                                        $3,230    35%      $2,257     35%      $ 553    37%
                                                         ======             ======              =====


     The deferred income tax liability (asset) represents the tax effects of temporary differences. The components as of December 31, were as follows:

                                                                            1999              1998
                                                                                (IN THOUSANDS)

     Deferred policy acquisition costs                                      $  17,775         $  10,953
     Surrender charges                                                        (17,597)          (11,886)
     Investments                                                                  104                72
     Future policyholder benefits                                                 376            (1,374)
     Other                                                                        (65)              (54)
                                                                            ---------         ---------
                                                                                  593            (2,289)

     Net unrealized investment (losses) gains                                    (384)              111
                                                                            ---------         ---------

     Deferred tax liability (asset), net                                    $     209         $  (2,178)
                                                                            =========         =========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     Gross deferred income tax assets totaled $18.1 million and $13.3 million at December 31, 1999 and 1998, respectively. Gross deferred income tax liabilities totaled $18.3 million and $11.1 million at December 31, 1999 and 1998, respectively. It is management's assessment, based on PHL Variable's earnings and projected future taxable income, that it is more likely than not that the deferred income tax assets at December 31, 1999 and 1998, will be realized.

     PHL Variable's income tax return is not currently being examined; however, income tax years 1996 through 1998 remain open for examination. Management does not believe that there will be a material adverse effect on the financial statements as a result of pending income tax matters.

6.   COMPREHENSIVE INCOME

     The components of, and related income tax effects for, other comprehensive
     (loss) income for the years ended December 31, were as follows:

                                                                       1999             1998             1997
                                                                                   (IN THOUSANDS)

     UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE ARISING DURING PERIOD:
     Before-tax amount                                                 $  (1,405)         $   256          $    57
     Income tax (benefit) expense                                           (492)              90               20
                                                                       ---------          -------          -------
     Totals                                                                 (913)             166               37
                                                                       ---------          -------          -------

     RECLASSIFICATION ADJUSTMENT FOR (LOSSES)
      REALIZED IN NET INCOME:
     Before-tax amount                                                       (11)             (62)
     Income tax (benefit)                                                     (4)             (22)
                                                                       ---------          -------          -------
     Totals                                                                   (7)             (40)
                                                                       ---------          -------          -------

     NET UNREALIZED (LOSSES) GAINS ON SECURITIES
      AVAILABLE-FOR-SALE:
     Before-tax amount                                                    (1,416)             194               57
     Income tax (benefit) expense                                           (496)              68               20
                                                                       ---------          -------          -------
     Totals                                                             $   (920)         $   126          $    37
                                                                       =========          =======          =======


     The following table summarizes accumulated other comprehensive (loss) income balances:

                                                                            DECEMBER 31,
                                                                       1999             1998
                                                                           (IN THOUSANDS)

     ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME

     Balance, beginning of year                                         $    207          $    81
     Change during period                                                   (920)             126
                                                                        --------          -------
     Balance, end of year                                               $   (713)         $   207
                                                                        ========          =======

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

7.   REINSURANCE

     PHL Variable entered into a reinsurance treaty in 1996 that cedes death benefits to a reinsurer in excess of account balances on variable contracts. Premiums paid by PHL Variable during 1999, 1998 and 1997 were $1,114 thousand, $668 thousand and $259 thousand, respectively, less claims of $22 thousand, $13 thousand and $1 thousand in 1999, 1998 and 1997, respectively.

     In connection with PHL Variable's life insurance products, automatic treaties have been established with four reinsurers and their subsidiaries, covering 90% of the net amount at risk, on a first dollar basis. As of December 31, 1999, PHL Variable had approximately $661.5 million of net insurance in force, including $6.5 billion of direct in force less $5.8 billion of reinsurance ceded. As of December 31, 1998, PHL Variable had approximately $271.6 million of net insurance in force, including $2.7 billion of direct in force less $2.4 billion of reinsurance ceded. As of December 31, 1997, PHL Variable had approximately $9.1 million of net insurance in force, including $80.7 million of direct in force less $71.6 million of reinsurance ceded. No claims were recovered in 1999, 1998 or 1997.

     For PHL Variable's life insurance products, a stop loss treaty between Phoenix and PHL Variable was introduced in 1998. The reinsurance recoverables were $0 thousand as of December 31, 1999 and $455 thousand and as of December 31, 1998. The claims recovered were $455 thousand for 1999 and $0 for 1998 and 1997, respectively.

8.   RELATED PARTY TRANSACTIONS

     Phoenix provides services and facilities to the Company and is reimbursed through a cost allocation process. Investment services are provided for a fee by a Phoenix registered investment advisor.

9.   DEFERRED POLICY ACQUISITION COSTS

     The following reflects the amount of policy acquisition costs deferred and amortized for the years ended December 31:

                                                 1999             1998
                                                    (IN THOUSANDS)

     Balance at beginning of year                $  36,686        $  21,010
     Acquisition expense deferred                   28,884           19,791
     Amortized to expense during the year           (4,747)          (3,976)
     Adjustment to equity during the year              983             (139)
                                                 ---------        ---------

     Balance at end of year                      $  61,806        $  36,686
                                                 =========        =========

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

10.  FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

     Financial instruments that are subject to fair value disclosure requirements (insurance contracts are excluded) are carried in the financial statements at amounts that approximate fair value. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses that utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

     The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

     CASH AND CASH EQUIVALENTS

     For these short-term investments, the carrying amount approximates fair value.

     DEBT SECURITIES

     Fair values are based on quoted market prices, where available, or quoted market prices of comparable instruments. Fair values of private placement debt securities are estimated using discounted cash flows that apply interest rates currently being offered with similar terms to borrowers of similar credit quality.

     POLICY LOANS

     Fair values are estimated as the present value of loan interest and policy loan repayments discounted at the ten year Treasury rate. Loan repayments were assumed only to occur as a result of anticipated policy lapses, and it was assumed that annual policy loan interest payments were made at the guaranteed loan rate less 17.5 basis points. Discounting was at the ten year Treasury rate, except for policy loans with a variable policy loan rate. Variable policy loans have an interest rate that is reset annually based upon market rates and therefore, book value is a reasonable approximation of fair value.

     INVESTMENT CONTRACTS

     Variable annuity contracts have guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For such liabilities, fair value is assumed to be equal to the stated liability balances. The contract liability balances for December 31, 1999 and 1998 were $64.2 million and $39.7 million, respectively.

     OTHER INVESTED ASSETS

     Other invested assets consist of the Company's interest in the separate accounts which are carried at fair value.

PHL VARIABLE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF PM HOLDINGS, INC.)
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

11.  STATUTORY FINANCIAL INFORMATION

     The life insurance subsidiaries of Phoenix are required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. As of December 31, 1999, there were no material practices not prescribed by the State of Connecticut Insurance Department. Statutory equity differs from equity reported in accordance with GAAP for life insurance companies primarily because policy acquisition costs are expensed when incurred, investment reserves are based on different assumptions, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable.

     The following reconciles the statutory net income of PHL Variable as reported to regulatory authorities to the net income as reported in these financial statements for the year ended December 31:

                                                             1999             1998              1997
                                                                         (IN THOUSANDS)

     Statutory net income                                    $  (1,655)        $  1,542           $   937
     Deferred policy aquisition costs                           24,136           15,815            11,483
     Future policy benefits                                    (13,496)         (14,056)          (12,271)
     Deferred income taxes                                      (2,882)             987               899
     Other, net                                                   (104)             (98)              (95)
                                                             ---------         --------           -------

     Net income, as reported                                 $   5,999         $  4,190           $   953
                                                             =========         ========           =======


     The following reconciles the statutory surplus and asset valuation reserve
     (AVR) of PHL Variable as reported to regulatory authorities to equity as reported in these financial statements:

                                                            DECEMBER 31,
                                                        1999             1998
                                                           (IN THOUSANDS)

     Statutory surplus and AVR                       $  66,354        $  41,268
     Deferred policy acquisition costs, net             61,072           36,686
     Future policy benefits                            (48,391)         (37,155)
     Investment valuation allowances                    (1,089)             568
     Deferred income taxes                                (208)           2,178
     Other, net                                            451              565
                                                     ---------        ---------

     Equity, as reported                             $  78,189        $  44,110
                                                     =========        =========


     The Connecticut Insurance Holding Act limits the maximum amount of annual dividends or other distributions available to stockholders of Connecticut domiciled insurance companies without prior approval of the Insurance Commissioner. Under current law, the maximum dividend distribution that may be made by PHL Variable during 1999 without prior approval is subject to restrictions relating to statutory surplus.

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

          (a)  Financial Statements


               The condensed financial information is included in Part A and the financial statements are included in Part B.


          (b)  Exhibits


               (1) Resolution of the Board of Directors of PHL Variable Insurance Company establishing the PHL Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.


               (2)  Not Applicable.

               (3)  Distribution of Policies

                    (a) Master Service and Distribution Compliance Agreement between Registrant and Phoenix Equity Planning Corporation dated December 31, 1996 is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 3, filed via Edgar on April 30, 1997.


                    (b) Form of Agreement between Phoenix Equity Planning Corporation and Registered Broker-Dealers with respect to the sale of Contracts is incorporated by reference to Registrant's Form N-4 Registration Statement (File No. 33-87376) Pre-Effective Amendment No. 1, filed via Edgar on July 20, 1995.

               (4)  (a)  Form of Variable Annuity Contract (Retirement
                         Planner's Edge) is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (5)  (a)  Form of Application (Retirement Planner's Edge)
                         is incorporated by reference to Registrant's Form N-4 Pre-effective Amendment No. 1, filed via Edgar on July 30, 1999.

               (6)  (a)  Charter of PHL Variable Insurance Company is
                         incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed via Edgar on December 14, 1994.

                    (b) By-laws of PHL Variable Insurance Company is incorporated by reference to Registrant's Form N-4 (File No. 33-87376), filed on December 14, 1994.


               (7)  Not Applicable.

               (8)  Not Applicable.


               (9) Written Opinion of Edwin L. Kerr, Esq., filed via Edgar herewith.

               (10) (a) Written Consent of Edwin L. Kerr, Esq., filed via Edgar herewith.

                    (b) Written Consent of PricewaterhouseCoopers LLP, filed via Edgar herewith.


               (11) Not Applicable.


               (12) Not Applicable.

               (13) (a) Explanation of Yield and Effective Yield Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

                    (b) Explanation of Total Return Calculation is incorporated by reference to Registrant's Form N-4 (File No. 33-87376) Post-Effective Amendment No. 1, filed via Edgar on April 19, 1996.

ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR


               NAME                              PRINCIPAL BUSINESS ADDRESS                      POSITION WITH DEPOSITOR
               ----                              --------------------------                      -----------------------


               Carl T. Chadburn*                                                                 Director

               Robert W. Fiondella*                                                              Director and Chairman


               Joseph E. Kelleher**                                                              Director and Senior
                                                                                                 Vice President


               Philip R. McLoughlin*                                                             Director,
                                                                                                 Executive Vice President and
                                                                                                 Chief Investment Officer

               David W. Searfoss*                                                                Director,
                                                                                                 Executive Vice President and
                                                                                                 Chief Financial Officer

               Simon Y. Tan*                                                                     Director and President

               Dona D. Young*                                                                    Director and
                                                                                                 Executive Vice President

               Michael J. Gillotti*                                                              Executive Vice President

               Robert G. Lautensack, Jr.*                                                        Senior Vice President


--------------------

* The principal business address of each of these individuals is PHL Variable Insurance Company, One American Row, Hartford, Connecticut 06102-5056.
** The principal business address of each of these individuals is PHL Variable
   Insurance Company, 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

ITEM 26.  NOT APPLICABLE


ITEM 27.  NUMBER OF CONTRACT OWNERS

As of September 30, 2000 there were 437 contract owners.


ITEM 28.  INDEMNIFICATION

    Section 5.9 of the Connecticut Corporation Law & Practice, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

    Article III Section 14 of the By-laws of the Company provides: "Each Director, officer or employee of the Company, and his heirs, executors or administrators, shall be indemnified or reimbursed by the Company for all expenses necessarily incurred by him in connection with the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director, officer or employee of the Company, or of any other company which he was serving as a Director or officer at the request of the Company, except in relation to matters as to which such Director, officer or employee is finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director, officer or employee. The foregoing right of indemnification or reimbursement shall not be exclusive of any other rights to which he may be entitled under any statute, by-law, agreement, vote of shareholders or otherwise."

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29.  PRINCIPAL UNDERWRITER

        1. Phoenix Equity Planning Corporation ("PEPCO")

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, and Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Executive Officers of PEPCO


          NAME AND PRINCIPAL                                            POSITIONS AND OFFICES
          BUSINESS ADDRESS                                              WITH UNDERWRITER
          ----------------                                              ----------------


          Michael E. Haylon**                                           Director

          Philip R. McLoughlin**                                        Director and Chairman

          William R. Moyer*                                             Director, Executive Vice President, Chief Financial Officer
                                                                        and Treasurer

          Barry Mandinach**                                             Executive Vice President and Chief Marketing Officer,
                                                                        Retail Division

          John F. Sharry*                                               President, Retail Distribution

          Robert R. Tousignant*                                         Vice President and Chief Sales Officer, Retail Division



* The principal business address of each of these individuals is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.
** The principal business address of each of these individuals is 56 Prospect
   Street, Hartford, Connecticut 06115-0480.


           (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF
PRINCIPAL                      NET UNDERWRITING                    COMPENSATION               BROKERAGE
UNDERWRITER                    DISCOUNTS AND COMMISSIONS           ON REDEMPTION              COMMISSIONS            COMPENSATION
-----------                    -------------------------           -------------              -----------            ------------

PEPCO                                  $81,777                           0                         0                       0



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the administrative offices of PHL Variable Insurance Company located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-2200 and 101 Munson Street, Greenfield, Massachusetts 01302-0810.


ITEM 31.  MANAGEMENT SERVICES

    Not applicable.


ITEM 32.  UNDERTAKINGS

    Registrant hereby undertakes:

       (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;
       (b) to include as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information;
       (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, PHL Variable Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by PHL Variable Insurance Company.

                                   SIGNATURES


       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 20th day of November, 2000.


                                               PHL VARIABLE INSURANCE COMPANY


                                               By: *Simon Y. Tan
                                               ---------------------------------
                                               Simon Y. Tan
                                               President


                                               PHL VARIABLE ACCUMULATION ACCOUNT


                                               By:  *Simon Y. Tan
                                               ---------------------------------
                                               Simon Y. Tan
                                               President
                                               of PHL Variable Insurance Company

       As required by the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities indicated with PHL Variable Insurance Company on this 20th day of November, 2000.


       SIGNATURE                                  TITLE
       ---------                                  -----


                                                  Director
--------------------------
Carl T. Chadburn

                                                  Director and Chairman
                                                  (Principal Executive Officer)
--------------------------
*Robert W. Fiondella


                                                  Director
--------------------------
*Joseph E. Kelleher

                                                  Director
--------------------------
*Philip R. McLoughlin

                                                  Director
--------------------------
*David W. Searfoss

                                                  Director, President
--------------------------
*Simon Y. Tan

/s/ Dona D. Young                                 Director
--------------------------
*Dona D. Young

By:/s/ Dona D. Young
   --------------------------------------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were previously filed.

                                      S-1